Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Innovator Buffer Step-Up Strategy ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Buffer Step-Up Strategy ETF®
Class Name	Innovator Buffer Step-Up Strategy ETF®
Trading Symbol	BSTP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Buffer Step-Up Strategy ETF® for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSTP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BSTP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Buffer Step-Up Strategy ETF®	$95	0.89%
[1]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide risk-managed exposure to the SPDR S&P 500 ETF Trust (SPY). The Fund seeks to provide an alternative to managing and evaluating a series of buffer strategies, seeking to provide the upside of the SPY while mitigating downside losses with 9% or 15% built-in buffers.
Through the Options Portfolio, the Fund will seek to participate in the price return of the SPY, subject to investment gains up to a limit, and provide protection against SPY losses up to a limit.
The Sub-Adviser will actively monitor the performance of the Options Portfolio and, if certain criteria are met, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2022)
Innovator Buffer Step-Up Strategy ETF NAV	13.26	10.59
S&P 500 TR	21.45	16.00
S&P 500	19.89	14.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BSTP for more recent performance information.
Net Assets	$ 57,036,951
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 556,537
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$57,036,951
Number of Holdings	4
Net Advisory Fee	$556,537
Portfolio Turnover	0%
30-Day SEC Yield	-0.86%
30-Day SEC Yield Unsubsidized	-0.86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.74	100.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.26	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $769.82 (Short)	-2.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.26 (Short)	-3.0%
[2]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BSTP
Innovator Deepwater Frontier Tech ETF
Shareholder Report [Line Items]
Fund Name	Innovator Deepwater Frontier Tech ETF
Class Name	Innovator Deepwater Frontier Tech ETF
Trading Symbol	LOUP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Deepwater Frontier Tech ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOUP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LOUP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Deepwater Frontier Tech ETF	$92	0.70%
[3]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
Over this same period, LOUP outperformed the Nasdaq-100, largely attributable to security selection within Industrials and Information Technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/24/2018)
Innovator Deepwater Frontier Tech ETF NAV	63.99	16.88	17.64
S&P 500 TR	21.45	17.64	14.81
Dow Jones Global Index TR	22.43	14.46	11.21
Deepwater Frontier Tech Index Total Return	65.25	17.70	18.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LOUP for more recent performance information.
Net Assets	$ 166,957,162
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 620,943
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$166,957,162
Number of Holdings	31
Net Advisory Fee	$620,943
Portfolio Turnover	117%
30-Day SEC Yield	-0.53%
30-Day SEC Yield Unsubsidized	-0.53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	49.8%
Industrial	17.6%
Communications	15.0%
Consumer, Non-cyclical	5.3%
Basic Materials	3.4%
Energy	3.3%
Financial	3.0%
Utilities	2.6%
Cash & Other	0.0%
[4]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LOUP
Innovator Equity Autocallable Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Innovator Equity Autocallable Income Strategy ETF
Class Name	Innovator Equity Autocallable Income Strategy ETF
Trading Symbol	ACEI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Autocallable Income Strategy ETF for the period of September 24, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=ACEI. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=ACEI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Autocallable Income Strategy ETF	$8	0.79%
[5],[6]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator Equity Autocallable Income Strategy ETF is designed to offer investors a single-ticker solution to pursue a high rate of monthly income through exposure to a laddered portfolio of autocallables. As opposed to income derived from interest-rate risk, ACEI’s income is connected to equity market performance. ACEI’s strategy is built around a 10-stock autocallable structure. The Fund’s income and potential for an early “autocall” are contingent on the individual performance of the 10 largest market-cap stocks in the S&P 500. The ETF holds 10 autocallables, one on each stock.
Since its inception on September 24, 2025, through October 31, 2025, ACEI generated a total return of 0.68%, with no distributions paid yet. Over the same period, the S&P 500 returned 3.13%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2025)
Innovator Equity Autocallable Income Strategy ETF NAV	-0.53
S&P 500 TR	3.13
S&P 500	3.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=ACEI for more recent performance information.
Net Assets	$ 4,351,777
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 2,023
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,351,777
Number of Holdings	11
Net Advisory Fee	$2,023
Portfolio Turnover	0%
30-Day SEC Yield	3.51%
30-Day SEC Yield Unsubsidized	3.51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	100.3%
NVDA AUTOCALL 11-30-28	0.2%
TSLA AUTOCALL 9-29-28	0.1%
GOOG AUTOCALL 10-31-28	0.1%
AAPL AUTOCALL 9-29-28	0.0%
AVGO AUTOCALL 10-31-28	0.0%
AMZN AUTOCALL 11-30-28	0.0%
MSFT AUTOCALL 11-30-28	-0.1%
BRK/B AUTOCALL 11-30-28	-0.1%
ORCL AUTOCALL 10-31-28	-0.9%
[7]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=ACEI
Innovator Equity Managed 100 Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Equity Managed 100 Buffer ETF™
Class Name	Innovator Equity Managed 100 Buffer ETF™
Trading Symbol	BFRZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Managed 100 Buffer ETF™ for the period of May 12, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=BFRZ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=BFRZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Managed 100 Buffer ETF™	$44	0.89%
[8],[9]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since its inception on May 12, 2025, through October 31, 2025, BFRZ generated a total return of 7.73%. Over the same period, the S&P 500 Index returned 17.74%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). The calls contributed a loss of 0.26%, while the puts contributed a loss of 8.22%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/12/2025)
Innovator Equity Managed 100 Buffer ETF NAV	7.76
S&P 500 TR	17.74
S&P 500	17.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=BFRZ for more recent performance information.
Net Assets	$ 73,995,106
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 149,166
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$73,995,106
Number of Holdings	202
Net Advisory Fee	$149,166
Portfolio Turnover	7%
30-Day SEC Yield	0.32%
30-Day SEC Yield Unsubsidized	0.32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	32.5%
Communications	15.6%
Financial	12.5%
Consumer, Non-cyclical	11.7%
Consumer, Cyclical	8.9%
Industrial	7.2%
Finance and Insurance	3.6%
Energy	2.8%
Utilities	2.1%
Cash & Other	3.1%
[10]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=BFRZ
Innovator Equity Managed Floor ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Equity Managed Floor ETF®
Class Name	Innovator Equity Managed Floor ETF®
Trading Symbol	SFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Managed Floor ETF® for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=SFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Managed Floor ETF®	$96	0.89%
[11]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the 12 months ended October 31, 2025, SFLR generated a total return of 16.63%. Over the same period, the S&P 500 Index returned 21.45%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). Both components detracted from the fund’s return, with the calls generating a 0.49% loss and the puts contributing a 3.09% loss.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/08/2022)
Innovator Equity Managed Floor ETF NAV	16.66	18.24
S&P 500 TR	21.45	23.32
S&P 500	19.89	21.52
Solactive GBS United States 500 Index TR	22.32	24.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=SFLR for more recent performance information.
Net Assets	$ 1,227,650,527
Holdings Count | $ / shares	209
Advisory Fees Paid, Amount	$ 7,153,335
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,227,650,527
Number of Holdings	209
Net Advisory Fee	$7,153,335
Portfolio Turnover	10%
30-Day SEC Yield	0.28%
30-Day SEC Yield Unsubsidized	0.28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	34.0%
Communications	16.8%
Financial	13.4%
Consumer, Non-cyclical	11.9%
Consumer, Cyclical	7.8%
Industrial	7.1%
Energy	2.9%
Utilities	2.3%
Basic Materials	1.5%
Cash & Other	2.3%
[12]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=SFLR
Innovator Equity Premium Income - Daily Putwrite ETF
Shareholder Report [Line Items]
Fund Name	Innovator Equity Premium Income - Daily Putwrite ETF
Class Name	Innovator Equity Premium Income - Daily Putwrite ETF
Trading Symbol	SPUT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Premium Income - Daily Putwrite ETF for the period of March 13, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SPUT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=SPUT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Premium Income - Daily Putwrite ETF	$54	0.79%
[13],[14]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund combines the potential for capital appreciation with income generated from the daily sale of put options on the S&P 500. Through its portfolio construction, the Fund is designed to provide compelling levels of income with meaningful upside return potential, seeking to offer market-like returns, monthly distributions, a low-volatility profile, and a shallower drawdown profile.
Since its inception on March 13, 2025, through October 31, 2025, SPUT generated a total return of 13.17%. Over the same period, the S&P 500 returned 24.85%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/13/2025)
Innovator Equity Premium Income - Daily Putwrite ETF NAV	13.17
S&P 500 TR	24.85
S&P 500	23.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=SPUT for more recent performance information.
Net Assets	$ 8,164,991
Holdings Count | $ / shares	507
Advisory Fees Paid, Amount	$ 32,575
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,164,991
Number of Holdings	507
Net Advisory Fee	$32,575
Portfolio Turnover	46%
30-Day SEC Yield	5.34%
30-Day SEC Yield Unsubsidized	1.15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Financial	26.0%
Technology	17.8%
Communications	8.9%
Consumer, Non-cyclical	7.1%
Consumer, Cyclical	4.1%
Industrial	3.8%
Energy	1.4%
Utilities	1.1%
Basic Materials	0.8%
Cash & Other	29.0%
[15]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=SPUT
Innovator Gradient Tactical Rotation Strategy ETF
Shareholder Report [Line Items]
Fund Name	Innovator Gradient Tactical Rotation Strategy ETF
Class Name	Innovator Gradient Tactical Rotation Strategy ETF
Trading Symbol	IGTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Gradient Tactical Rotation Strategy ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IGTR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IGTR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Gradient Tactical Rotation Strategy ETF	$83	0.80%
[16]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy seeks to identify the global market segment displaying the strongest price momentum metrics. The strategy utilizes a rules-based, two-factor approach to create tactical investment opportunities.
During the 12 months ended October 31, 2025, IGTR generated a total return of 7.52%. Over the same period, the S&P Global BMI Index returned 22.44%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/16/2022)
Innovator Gradient Tactical Rotation Strategy ETF NAV	7.52	4.80
S&P 500 TR	21.45	22.08
S&P Global BMI TR	22.44	19.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IGTR for more recent performance information.
Net Assets	$ 56,820,856
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 719,038
Investment Company Portfolio Turnover	418.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$56,820,856
Number of Holdings	101
Net Advisory Fee	$719,038
Portfolio Turnover	418%
30-Day SEC Yield	0.20%
30-Day SEC Yield Unsubsidized	0.20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	40.1%
Financial	12.6%
Consumer, Cyclical	11.3%
Consumer, Non-cyclical	8.8%
Industrial	8.3%
Communications	8.0%
Basic Materials	4.7%
Utilities	3.3%
Energy	2.6%
Cash & Other	0.3%
[17]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IGTR
Innovator Hedged Nasdaq-100® ETF
Shareholder Report [Line Items]
Fund Name	Innovator Hedged Nasdaq-100® ETF
Class Name	Innovator Hedged Nasdaq-100® ETF
Trading Symbol	QHDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Hedged Nasdaq-100® ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QHDG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QHDG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Hedged Nasdaq-100® ETF	$86	0.79%
[18]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is designed to be a conservative growth equity solution that seeks to provide capital appreciation and a level of hedged downside protection over the Nasdaq-100® via an options hedge overlay.
During the 12 months ended October 31, 2025 QHDG generated a total return of 17.82%. Over the same period, the Nasdaq-100 returned 30.95%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/19/2024)
Innovator Hedged Nasdaq-100 ETF NAV	17.82	16.01
NASDAQ 100 Total Return Index	30.95	25.99
NASDAQ 100 Index	30.00	25.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QHDG for more recent performance information.
Net Assets	$ 3,738,424
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 69,848
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,738,424
Number of Holdings	106
Net Advisory Fee	$69,848
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	53.3%
Communications	27.6%
Consumer, Non-cyclical	8.1%
Consumer, Cyclical	8.1%
Industrial	1.5%
Utilities	1.4%
Basic Materials	1.1%
Energy	0.4%
Financial	0.2%
Cash & Other	-1.7%
[19]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QHDG
Innovator IBD® 50 ETF
Shareholder Report [Line Items]
Fund Name	Innovator IBD® 50 ETF
Class Name	Innovator IBD® 50 ETF
Trading Symbol	FFTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator IBD® 50 ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=FFTY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=FFTY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator IBD® 50 ETF	$101	0.80%
[20]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator IBD® 50 ETF seeks to track the investment results of the IBD® 50 Index. IBD® 50 is Investor’s Business Daily’s signature investing tool—targeting companies that are generating outstanding profit growth, big sales increases, wide profit margins and a high return on equity.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
FFTY delivered a strong positive return over the same period, beating the S&P 500, largely attributable to its allocation within health care, materials, and information technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Innovator IBD 50 ETF NAV	53.62	3.39	6.35
S&P 500 TR	21.45	17.64	14.64
IBD 50 Total Return Index	54.26	4.13	7.05**
[21]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=FFTY for more recent performance information.
Net Assets	$ 113,792,165
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 357,358
Investment Company Portfolio Turnover	12.09%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$113,792,165
Number of Holdings	51
Net Advisory Fee	$357,358
Portfolio Turnover	1,209%
30-Day SEC Yield	-0.50%
30-Day SEC Yield Unsubsidized	-0.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	26.0%
Industrial	25.3%
Consumer, Non-cyclical	19.8%
Communications	13.1%
Financial	11.2%
Energy	3.5%
Basic Materials	1.5%
Cash & Other	-0.4%
[22]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=FFTY
Innovator IBD® Breakout Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Innovator IBD® Breakout Opportunities ETF
Class Name	Innovator IBD® Breakout Opportunities ETF
Trading Symbol	BOUT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator IBD® Breakout Opportunities ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOUT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BOUT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator IBD® Breakout Opportunities ETF	$82	0.80%
[23]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator IBD® Breakout Opportunities ETF seeks to provide exposure to the investment results of the IBD® Breakout Stocks Index. The Index leverages decades of Investor’s Business Daily research and seeks to identify stock breakout opportunities, or stocks poised to experience a period of sustained price growth beyond the security’s recent “resistance level”, with consideration for various market conditions.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
BOUT delivered a positive return over the same period, but trailed the S&P 500, largely attributable to its underweight to information technology and exposure to small caps.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/12/2018)
Innovator IBD Breakout Opportunities ETF NAV	3.87	10.62	6.46
S&P 500 TR	21.45	17.64	14.68
IBD Breakout Stocks Total Return Index	5.25	12.09	7.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BOUT for more recent performance information.
Net Assets	$ 11,322,166
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 99,856
Investment Company Portfolio Turnover	16.68%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,322,166
Number of Holdings	37
Net Advisory Fee	$99,856
Portfolio Turnover	1,668%
30-Day SEC Yield	-0.45%
30-Day SEC Yield Unsubsidized	-0.45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Industrial	32.7%
Consumer, Non-cyclical	22.1%
Technology	15.6%
Communications	13.7%
Basic Materials	5.7%
Financial	5.0%
Consumer, Cyclical	4.4%
Cash & Other	0.8%
[24]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BOUT
Innovator Index Autocallable Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Innovator Index Autocallable Income Strategy ETF
Class Name	Innovator Index Autocallable Income Strategy ETF
Trading Symbol	ACII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Index Autocallable Income Strategy ETF for the period of September 24, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=acii. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=acii
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Index Autocallable Income Strategy ETF	$8	0.79%
[25],[26]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator Index Autocallable Income Strategy ETF is designed to offer investors a single-ticker solution to pursue a high rate of monthly income through exposure to a laddered portfolio of autocallables. As opposed to income derived from interest-rate risk, ACII’s income is connected to equity market performance. Specifically, ACII follows a “worst-of” autocallable approach, contingent upon the performance of a basket of three major U.S equity ETFs: the SPDR S&P 500 ETF (SPY), the Invesco Nasdaq-100 ETF (QQQ), and the iShares Russell 2000 ETF (IWM).
Since its inception on September 24, 2025, through October 31, 2025, ACII generated a total return of 0.82%, with no distributions paid yet. Over the same period, the S&P 500 returned 3.13%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2025)
Innovator Index Autocallable Income Strategy ETF NAV	0.65
S&P 500 TR	3.13
S&P 500	3.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=acii for more recent performance information.
Net Assets	$ 3,774,224
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,295
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,774,224
Number of Holdings	4
Net Advisory Fee	$2,295
Portfolio Turnover	0%
30-Day SEC Yield	3.52%
30-Day SEC Yield Unsubsidized	3.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.4%
Worst of SPY QQQ IWM 2029	0.0%
Worst of SPY QQQ IWM 2028	0.0%
Worst of SPY QQQ IWM 2027	-0.1%
[27]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=acii
Innovator Laddered Allocation Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Laddered Allocation Buffer ETF™
Class Name	Innovator Laddered Allocation Buffer ETF™
Trading Symbol	BUFB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Laddered Allocation Buffer ETF™ for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BUFB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Buffer ETF™	$11**	0.10%**
[28],[29]
Expenses Paid, Amount	$ 11	[28]
Expense Ratio, Percent	0.10%	[28]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investors with returns of the MerQube U.S. Large Cap Equity Buffer Laddered Index. The Index is comprised of the shares of twelve Innovator U.S. Equity Buffer ETFs (Underlying ETFs), the investment in which seeks to provide investors with U.S. large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of its respective Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2022)
Innovator Laddered Allocation Buffer ETF NAV	14.22	10.47
S&P 500 TR	21.45	13.44
MerQube US Large Cap Equity Buffer Laddered Index	14.32	10.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BUFB for more recent performance information.
Net Assets	$ 233,534,079
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 205,959
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$233,534,079
Number of Holdings	13
Net Advisory Fee	$205,959
Portfolio Turnover	1%
30-Day SEC Yield	-0.07%
30-Day SEC Yield Unsubsidized	-0.07%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Innovator U.S. Equity Buffer ETF -December	8.4%
Innovator U.S. Equity Buffer ETF - February	8.3%
Innovator U.S. Equity Buffer ETF - October	8.3%
Innovator U.S. Equity Buffer ETF - August	8.3%
Innovator U.S. Equity Buffer ETF - January	8.3%
Innovator U.S. Equity Buffer ETF - July	8.3%
Innovator U.S. Equity Buffer ETF - November	8.3%
Innovator U.S. Equity Buffer ETF - September	8.3%
Innovator U.S. Equity Buffer ETF - March	8.3%
Innovator U.S. Equity Buffer ETF - June	8.3%
[30]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BUFB
Innovator Laddered Allocation Power Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Laddered Allocation Power Buffer ETF™
Class Name	Innovator Laddered Allocation Power Buffer ETF™
Trading Symbol	BUFF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Laddered Allocation Power Buffer ETF™ for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BUFF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Power Buffer ETF™	$11**	0.10%**
[31],[32]
Expenses Paid, Amount	$ 11	[31]
Expense Ratio, Percent	0.10%	[31]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investors with returns of the FTSE Laddered Power Buffer Strategy Index (Index). The Index is comprised of the shares of twelve Innovator U.S. Equity Power Buffer ETFs (Underlying ETFs), the investment in which seeks to provide investors with U.S. large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of its respective Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/19/2016)
Innovator Laddered Allocation Power Buffer ETF NAV	11.62	9.33	8.50
S&P 500 TR	21.45	17.64	15.65
FTSE Laddered Power Buffer Strategy Price Return Index	11.70	9.42	8.93**
[33]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BUFF for more recent performance information.
Net Assets	$ 735,283,324
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 624,643
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$735,283,324
Number of Holdings	13
Net Advisory Fee	$624,643
Portfolio Turnover	1%
30-Day SEC Yield	-0.08%
30-Day SEC Yield Unsubsidized	-0.08%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Innovator U.S. Equity Power Buffer ETF - December	8.4%
Innovator U.S. Equity Power Buffer ETF - October	8.4%
Innovator U.S. Equity Power Buffer ETF - February	8.3%
Innovator U.S. Equity Power Buffer ETF - August	8.3%
Innovator U.S. Equity Power Buffer ETF - July	8.3%
Innovator U.S. Equity Power Buffer ETF - September	8.3%
Innovator U.S. Equity Power Buffer ETF - March	8.3%
Innovator U.S. Equity Power Buffer ETF - January	8.3%
Innovator U.S. Equity Power Buffer ETF - June	8.3%
Innovator U.S. Equity Power Buffer ETF - November	8.3%
[34]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BUFF
Innovator Nasdaq-100 Managed Floor ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Nasdaq-100 Managed Floor ETF®
Class Name	Innovator Nasdaq-100 Managed Floor ETF®
Trading Symbol	QFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Nasdaq-100 Managed Floor ETF® for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Nasdaq-100 Managed Floor ETF®	$100	0.89%
[35]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the 12 months ended October 31, 2025, QFLR generated a total return of 24.85%. Over the same period, the Nasdaq-100 returned 30.95%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). The calls contributed a loss of 1.52%, while the puts contributed a loss of 4.54%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/24/2024)
Innovator Nasdaq-100 Managed Floor ETF NAV	24.92	19.74
NASDAQ 100 Total Return Index	30.95	25.64
NASDAQ 100 Index	30.00	24.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QFLR for more recent performance information.
Net Assets	$ 398,647,088
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 2,571,066
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$398,647,088
Number of Holdings	48
Net Advisory Fee	$2,571,066
Portfolio Turnover	26%
30-Day SEC Yield	-0.22%
30-Day SEC Yield Unsubsidized	-0.22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
NVIDIA Corp.	10.7%
Microsoft Corp.	9.0%
Apple, Inc.	8.8%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	6.3%
Alphabet, Inc. - Class A	3.9%
Tesla, Inc.	3.9%
Alphabet, Inc. - Class C	3.8%
Mount Vernon Liquid Assets Portfolio, LLC	3.6%
Meta Platforms, Inc. - Class A	3.5%
[36]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QFLR
Innovator Power Buffer Step-Up Strategy ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Power Buffer Step-Up Strategy ETF®
Class Name	Innovator Power Buffer Step-Up Strategy ETF®
Trading Symbol	PSTP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Power Buffer Step-Up Strategy ETF® for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSTP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PSTP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Power Buffer Step-Up Strategy ETF®	$94	0.89%
[37]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide risk-managed exposure to the SPDR S&P 500 ETF Trust (SPY). The Fund seeks to provide an alternative to managing and evaluating a series of buffer strategies, seeking to provide the upside of the SPY while mitigating downside losses with 9% or 15% built-in buffers.
Through the Options Portfolio, the Fund will seek to participate in the price return of the SPY, subject to investment gains up to a limit, and provide protection against SPY losses up to a limit.
The Sub-Adviser will actively monitor the performance of the Options Portfolio and, if certain criteria are met, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2022)
Innovator Power Buffer Step-Up Strategy ETF NAV	11.55	8.86
S&P 500 TR	21.45	16.00
S&P 500	19.89	14.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PSTP for more recent performance information.
Net Assets	$ 126,887,827
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 992,391
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$126,887,827
Number of Holdings	4
Net Advisory Fee	$992,391
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.79	99.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.05	5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $773.32 (Short)	-2.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.74 (Short)	-2.7%
[38]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PSTP
Innovator S&P Investment Grade Preferred ETF
Shareholder Report [Line Items]
Fund Name	Innovator S&P Investment Grade Preferred ETF
Class Name	Innovator S&P Investment Grade Preferred ETF
Trading Symbol	EPRF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator S&P Investment Grade Preferred ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EPRF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EPRF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator S&P Investment Grade Preferred ETF	$47	0.47%
[39]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
EPRF is the only 100% investment grade preferred ETF available. Investment grade preferred stocks tend to have more duration than benchmark preferred stocks because their higher credit quality typically means they are structured as perpetual cash flows (no maturity).
During the 12 months ended October 31, 2025, short-term rates declined while longer-term rates remained largely unchanged. Credit spreads, however, widened out substantially, pushing the prices of preferred stock lower.
Over the period, EPRF exhibited high correlation with the broader preferred market, experiencing price losses that were largely offset by the income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/23/2016)
Innovator S&P Investment Grade Preferred ETF NAV	-1.44	-0.40	1.84
S&P 500 TR	21.45	17.64	15.59
S&P U.S. Aggregate Bond Index	6.11	0.15	1.84
S&P U.S. High Quality Preferred Stock Index TR	-4.82	-0.84	1.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EPRF for more recent performance information.
Net Assets	$ 83,333,426
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 432,591
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$83,333,426
Number of Holdings	77
Net Advisory Fee	$432,591
Portfolio Turnover	27%
Average Credit Quality	AAA
Effective Duration	2 yrs

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Cullen/Frost Bankers, Inc.	4.1%
Voya Financial, Inc.	4.1%
Hartford Insurance Group, Inc.	4.1%
Bank of New York Mellon Corp.	4.1%
UMB Financial Corp.	4.0%
State Street Corp.	4.0%
Axis Capital Holdings Ltd.	4.0%
Ares Management Corp.	4.0%
Northern Trust Corp.	3.9%
Agree Realty Corp.	3.9%
[40]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EPRF
Innovator U.S. Small Cap Managed Floor ETF®
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Managed Floor ETF®
Class Name	Innovator U.S. Small Cap Managed Floor ETF®
Trading Symbol	RFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Managed Floor ETF® for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=RFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Managed Floor ETF®	$94	0.89%
[41]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the 12 months ended October 31, 2025, RFLR generated a total return of 11.66%. Over the same period, the Russell 2000 returned 14.41%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). The calls contributed a gain of 3.51%, while the puts contributed a loss of 4.80%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/16/2024)
Innovator U.S. Small Cap Managed Floor ETF NAV	11.66	12.20
Russell 2000 Total Return Index	14.41	13.20
Russell 2000	12.87	11.72
Solactive United States 2000 Index TR	13.02	12.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=RFLR for more recent performance information.
Net Assets	$ 36,712,283
Holdings Count | $ / shares	1,272
Advisory Fees Paid, Amount	$ 154,288
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$36,712,283
Number of Holdings	1,272
Net Advisory Fee	$154,288
Portfolio Turnover	32%
30-Day SEC Yield	0.85%
30-Day SEC Yield Unsubsidized	0.85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Financial	22.6%
Consumer, Non-cyclical	22.4%
Industrial	12.6%
Consumer, Cyclical	11.0%
Technology	9.8%
Energy	5.7%
Communications	4.8%
Basic Materials	3.8%
Utilities	2.4%
Cash & Other	4.9%
[42]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=RFLR
Innovator Uncapped Accelerated U.S. Equity ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Uncapped Accelerated U.S. Equity ETF™
Class Name	Innovator Uncapped Accelerated U.S. Equity ETF™
Trading Symbol	XUSP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Uncapped Accelerated U.S. Equity ETF™ for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XUSP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XUSP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Uncapped Accelerated U.S. Equity ETF™	$88	0.79%
[43]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide investors with the potential for rates of return that outperform the price return of the SPDR® S&P 500® ETF Trust (SPY) after achieving performance thresholds.
In markets where the S&P 500 Index is down, the Fund is designed to match the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund has potential to outperform the S&P 500 Index during periods where SPY achieves sustained positive performance.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/10/2022)
Innovator Uncapped Accelerated U.S. Equity ETF NAV	23.11	19.66
S&P 500 TR	21.45	17.98
S&P 500	19.89	16.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XUSP for more recent performance information.
Net Assets	$ 47,956,174
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 358,984
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$47,956,174
Number of Holdings	12
Net Advisory Fee	$358,984
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.69	25.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.88	24.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.20	23.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.62	22.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $587.36	6.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $615.38	4.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $648.74	4.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.49	2.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.21 (Short)	-2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.87 (Short)	-3.2%
[44]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XUSP
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly
Class Name	Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly
Trading Symbol	TFJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TFJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TFJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly	$79	0.79%
[45]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares 20+ Year U.S. Treasury ETF (TLT) up to a stated upside Cap, while limiting downside losses to TLT by the amount of its stated Floor over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the I.C.E US Treasury 20+ Year Index is down, the risk mitigation attributes of the stated Floor provide an opportunity for the Fund to soften market losses during the reporting period and outperform the I.C.E US Treasury 20+ Year Index. Alternatively, in markets where the I.C.E US Treasury 20+ Year Index is appreciating, the risk mitigation attributes of the Floor may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Floor will also cause the Fund to experience different returns than TLT.
The year ended October 31, 2025, proved somewhat challenging for 20+ Year U.S. Treasuries, reflecting a divergence between monetary easing and fiscal realities. Performance for the period was moderately positive, as concerns over rising federal deficits and increased bond supply outweighed the benefits of Federal Reserve rate cuts. While the front end of the curve rallied on policy easing, the long end sold off, resulting in a steepening yield curve. Volatility spiked in April 2025 amid uncertainty regarding tax-and-spending legislation, and although yields attracted opportunistic buying in Q3, a broader ‘risk-on’ rotation into equities limited any sustained recovery in long-duration bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/17/2020)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly NAV	0.29	-3.58	-3.77
S&P U.S. Aggregate Bond Index	6.11	0.15	0.03
ICE US Treasury 20+ Year Index Excluding Transaction Costs	2.05	-7.86	-8.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TFJL for more recent performance information.
Net Assets	$ 31,551,389
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 224,552
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$31,551,389
Number of Holdings	3
Net Advisory Fee	$224,552
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $0.22	99.7%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $84.90	0.3%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $126.91 (Short)	0.0%
[46]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TFJL
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Class Name	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Trading Symbol	TBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TBJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TBJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July	$79	0.79%
[47]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares 20+ Year U.S. Treasury ETF (TLT) up to a stated upside Cap, while limiting downside losses to TLT by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the I.C.E US Treasury 20+ Year Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the I.C.E US Treasury 20+ Year Index. Alternatively, in markets where the I.C.E US Treasury 20+ Year Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than TLT.
The year ended October 31, 2025, proved somewhat challenging for 20+ Year U.S. Treasuries, reflecting a divergence between monetary easing and fiscal realities. Performance for the period was moderately positive, as concerns over rising federal deficits and increased bond supply outweighed the benefits of Federal Reserve rate cuts. While the front end of the curve rallied on policy easing, the long end sold off, resulting in a steepening yield curve. Volatility spiked in April 2025 amid uncertainty regarding tax-and-spending legislation, and although yields attracted opportunistic buying in Q3, a broader ‘risk-on’ rotation into equities limited any sustained recovery in long-duration bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/17/2020)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July NAV	0.53	-3.58	-3.85
S&P U.S. Aggregate Bond Index	6.11	0.15	0.03
ICE US Treasury 20+ Year Index Excluding Transaction Costs	2.05	-7.86	-8.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TBJL for more recent performance information.
Net Assets	$ 28,382,927
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 201,422
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$28,382,927
Number of Holdings	4
Net Advisory Fee	$201,422
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $0.88	97.9%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $88.28	3.0%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $131.23 (Short)	-0.2%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $80.33 (Short)	-0.9%
[48]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TBJL
Innovator Defined Wealth Shield ETF
Shareholder Report [Line Items]
Fund Name	Innovator Defined Wealth Shield ETF
Class Name	Innovator Defined Wealth Shield ETF
Trading Symbol	BALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Defined Wealth Shield ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Defined Wealth Shield ETF	$71	0.69%
[49]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator Defined Wealth Shield ETF NAV	7.03	5.95
S&P 500 TR	21.45	12.97
S&P 500	19.89	11.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BALT for more recent performance information.
Net Assets	$ 1,885,774,215
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 9,374,101
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,885,774,215
Number of Holdings	4
Net Advisory Fee	$9,374,101
Portfolio Turnover	0%
30-Day SEC Yield	-0.67%
30-Day SEC Yield Unsubsidized	-0.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.67	101.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $666.18	1.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $532.94 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $681.90 (Short)	-2.8%
[50]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BALT
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Class Name	Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Trading Symbol	EBUF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Emerging Markets 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly	$94	0.89%
[51]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by a resurgence in Chinese equities and sustained momentum in the technology sector, the MSCI Emerging Markets Index delivered robust double-digit growth for the year ended October 31, 2025. Semiconductor constituents in Taiwan and South Korea capitalized on the artificial intelligence boom, contributing significantly to performance, while a weakening U.S. dollar provided additional support. Conversely, the real estate sector continued to lag, acting as a drag on overall gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Emerging Markets 10 Buffer ETF - Quarterly NAV	11.28	10.10
MSCI EM (EMERGING MARKETS) Net (USD)	27.91	23.59
MSCI EM (EMERGING MARKETS) Price (USD)	25.19	20.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EBUF for more recent performance information.
Net Assets	$ 15,633,740
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 81,450
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$15,633,740
Number of Holdings	4
Net Advisory Fee	$81,450
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.13	101.0%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $53.40	1.8%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.06 (Short)	-0.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $55.54 (Short)	-2.4%
[52]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EBUF
Innovator Emerging Markets Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - April
Class Name	Innovator Emerging Markets Power Buffer ETF™ - April
Trading Symbol	EAPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF™ - April	$94	0.89%
[53]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by a resurgence in Chinese equities and sustained momentum in the technology sector, the MSCI Emerging Markets Index delivered robust double-digit growth for the year ended October 31, 2025. Semiconductor constituents in Taiwan and South Korea capitalized on the artificial intelligence boom, contributing significantly to performance, while a weakening U.S. dollar provided additional support. Conversely, the real estate sector continued to lag, acting as a drag on overall gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Emerging Markets Power Buffer ETF - April NAV	10.35	3.60
MSCI EM (EMERGING MARKETS) Net (USD)	27.91	3.95
MSCI EM (EMERGING MARKETS) Price (USD)	25.19	1.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EAPR for more recent performance information.
Net Assets	$ 77,048,558
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 623,301
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$77,048,558
Number of Holdings	4
Net Advisory Fee	$623,301
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $0.44	112.3%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $43.70	0.6%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $37.15 (Short)	-0.3%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $50.12 (Short)	-12.7%
[54]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EAPR
Innovator Emerging Markets Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - January
Class Name	Innovator Emerging Markets Power Buffer ETF™ - January
Trading Symbol	EJAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF™ - January	$93	0.89%
[55]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by a resurgence in Chinese equities and sustained momentum in the technology sector, the MSCI Emerging Markets Index delivered robust double-digit growth for the year ended October 31, 2025. Semiconductor constituents in Taiwan and South Korea capitalized on the artificial intelligence boom, contributing significantly to performance, while a weakening U.S. dollar provided additional support. Conversely, the real estate sector continued to lag, acting as a drag on overall gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Innovator Emerging Markets Power Buffer ETF - January NAV	8.19	4.15	3.85
MSCI EM (EMERGING MARKETS) Net (USD)	27.91	7.46	6.52
MSCI EM (EMERGING MARKETS) Price (USD)	25.19	4.90	4.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EJAN for more recent performance information.
Net Assets	$ 100,223,088
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,007,589
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$100,223,088
Number of Holdings	4
Net Advisory Fee	$1,007,589
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.42	114.6%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $41.82	0.1%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $35.55 (Short)	-0.1%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.22 (Short)	-14.8%
[56]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EJAN
Innovator Emerging Markets Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - July
Class Name	Innovator Emerging Markets Power Buffer ETF™ - July
Trading Symbol	EJUL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF™ - July	$96	0.89%
[57]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by a resurgence in Chinese equities and sustained momentum in the technology sector, the MSCI Emerging Markets Index delivered robust double-digit growth for the year ended October 31, 2025. Semiconductor constituents in Taiwan and South Korea capitalized on the artificial intelligence boom, contributing significantly to performance, while a weakening U.S. dollar provided additional support. Conversely, the real estate sector continued to lag, acting as a drag on overall gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Innovator Emerging Markets Power Buffer ETF - July NAV	16.01	2.68	2.42
MSCI EM (EMERGING MARKETS) Net (USD)	27.91	7.46	7.13
MSCI EM (EMERGING MARKETS) Price (USD)	25.19	4.90	4.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EJUL for more recent performance information.
Net Assets	$ 148,294,784
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 851,891
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$148,294,784
Number of Holdings	4
Net Advisory Fee	$851,891
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $0.48	105.8%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $48.24	2.0%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $41.00 (Short)	-0.8%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $54.93 (Short)	-7.1%
[58]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EJUL
Innovator Emerging Markets Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - October
Class Name	Innovator Emerging Markets Power Buffer ETF™ - October
Trading Symbol	EOCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF™ - October	$98	0.89%
[59]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by a resurgence in Chinese equities and sustained momentum in the technology sector, the MSCI Emerging Markets Index delivered robust double-digit growth for the year ended October 31, 2025. Semiconductor constituents in Taiwan and South Korea capitalized on the artificial intelligence boom, contributing significantly to performance, while a weakening U.S. dollar provided additional support. Conversely, the real estate sector continued to lag, acting as a drag on overall gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator Emerging Markets Power Buffer ETF - October NAV	19.37	5.74
MSCI EM (EMERGING MARKETS) Net (USD)	27.91	5.35
MSCI EM (EMERGING MARKETS) Price (USD)	25.19	2.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EOCT for more recent performance information.
Net Assets	$ 105,921,016
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 642,812
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$105,921,016
Number of Holdings	4
Net Advisory Fee	$642,812
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $0.53	99.8%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $53.40	4.8%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $45.39 (Short)	-1.7%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $61.52 (Short)	-3.0%
[60]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EOCT
Innovator Equity Defined Protection ETF® - 1 Yr April
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr April
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr April
Trading Symbol	ZAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr April for the period of March 31, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr April	$47	0.79%
[61],[62]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/31/2025)
Innovator Equity Defined Protection ETF - 1 Yr April NAV	4.59
S&P 500 TR	22.76
S&P 500	21.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZAPR for more recent performance information.
Net Assets	$ 38,951,166
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 176,548
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$38,951,166
Number of Holdings	3
Net Advisory Fee	$176,548
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.63	115.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.42	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $601.51 (Short)	-16.8%
[63]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZAPR
Innovator Equity Defined Protection ETF® - 1 Yr August
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr August
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr August
Trading Symbol	ZAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr August for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr August	$82	0.79%
[64]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2024)
Innovator Equity Defined Protection ETF - 1 Yr August NAV	7.87	8.17
S&P 500 TR	21.45	20.20
S&P 500	19.89	18.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZAUG for more recent performance information.
Net Assets	$ 118,059,350
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 642,557
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$118,059,350
Number of Holdings	3
Net Advisory Fee	$642,557
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.35	104.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.11	3.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $678.16 (Short)	-8.3%
[65]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZAUG
Innovator Equity Defined Protection ETF® - 1 Yr December
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr December
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr December
Trading Symbol	ZDEK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr December for the period of November 29, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZDEK. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZDEK
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr December	$75	0.79%
[66],[67]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/29/2024)
Innovator Equity Defined Protection ETF - 1 Yr December NAV	6.41
S&P 500 TR	14.72
S&P 500	13.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZDEK for more recent performance information.
Net Assets	$ 99,943,873
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 942,778
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$99,943,873
Number of Holdings	3
Net Advisory Fee	$942,778
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.05	105.5%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.57	0.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $649.49 (Short)	-5.9%
[68]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZDEK
Innovator Equity Defined Protection ETF® - 1 Yr February
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr February
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr February
Trading Symbol	ZFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr February for the period of January 31, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr February	$60	0.79%
[69],[70]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/31/2025)
Innovator Equity Defined Protection ETF - 1 Yr February NAV	4.99
S&P 500 TR	14.34
S&P 500	13.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZFEB for more recent performance information.
Net Assets	$ 117,303,070
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 697,844
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$117,303,070
Number of Holdings	3
Net Advisory Fee	$697,844
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.04	107%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.84	0.8%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $647.86 (Short)	-8.0%
[71]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZFEB
Innovator Equity Defined Protection ETF® - 1 Yr January
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr January
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr January
Trading Symbol	ZJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr January for the period of December 31, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr January	$67	0.79%
[72],[73]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/31/2024)
Innovator Equity Defined Protection ETF - 1 Yr January NAV	5.63
S&P 500 TR	17.52
S&P 500	16.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZJAN for more recent performance information.
Net Assets	$ 54,755,756
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 334,204
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$54,755,756
Number of Holdings	3
Net Advisory Fee	$334,204
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.90	109.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.12	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $630.27 (Short)	-9.7%
[74]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZJAN
Innovator Equity Defined Protection ETF® - 1 Yr July
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr July
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr July
Trading Symbol	ZJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr July	$82	0.79%
[75]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 1 Yr July NAV	8.01	8.35
S&P 500 TR	21.45	19.79
S&P 500	19.89	18.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZJUL for more recent performance information.
Net Assets	$ 154,408,341
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 970,806
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$154,408,341
Number of Holdings	3
Net Advisory Fee	$970,806
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.22	106.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.89	2.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $661.10 (Short)	-9.7%
[76]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZJUL
Innovator Equity Defined Protection ETF® - 1 Yr June
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr June
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr June
Trading Symbol	ZJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr June for the period of May 30, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=ZJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=ZJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr June	$33	0.79%
[77],[78]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/30/2025)
Innovator Equity Defined Protection ETF - 1 Yr June NAV	3.34
S&P 500 TR	16.28
S&P 500	15.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=ZJUN for more recent performance information.
Net Assets	$ 53,866,414
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 166,047
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$53,866,414
Number of Holdings	3
Net Advisory Fee	$166,047
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.92	111.2%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.41	1.8%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $632.42 (Short)	-13.2%
[79]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=ZJUN
Innovator Equity Defined Protection ETF® - 1 Yr March
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr March
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr March
Trading Symbol	ZMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr March for the period of February 28, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr March	$54	0.79%
[80],[81]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2025)
Innovator Equity Defined Protection ETF - 1 Yr March NAV	4.81
S&P 500 TR	15.85
S&P 500	14.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZMAR for more recent performance information.
Net Assets	$ 95,875,136
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 526,761
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$95,875,136
Number of Holdings	3
Net Advisory Fee	$526,761
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.97	108.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.20	1.0%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $640.41 (Short)	-9.9%
[82]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZMAR
Innovator Equity Defined Protection ETF® - 1 Yr May
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr May
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr May
Trading Symbol	ZMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr May for the period of April 30, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr May	$41	0.79%
[83],[84]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2025)
Innovator Equity Defined Protection ETF - 1 Yr May NAV	3.97
S&P 500 TR	23.60
S&P 500	22.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZMAY for more recent performance information.
Net Assets	$ 36,495,259
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 141,458
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$36,495,259
Number of Holdings	3
Net Advisory Fee	$141,458
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.57	117.5%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.56	1.1%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $594.58 (Short)	-18.8%
[85]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZMAY
Innovator Equity Defined Protection ETF® - 1 Yr November
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr November
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr November
Trading Symbol	ZNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr November for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr November	$82	0.79%
[86]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2024)
Innovator Equity Defined Protection ETF - 1 Yr November NAV	6.75	6.75
S&P 500 TR	21.45	21.45
S&P 500	19.89	19.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZNOV for more recent performance information.
Net Assets	$ 45,738,296
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 365,273
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$45,738,296
Number of Holdings	3
Net Advisory Fee	$365,273
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.85	98.9%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.09	5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $728.78 (Short)	-5.0%
[87]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZNOV
Innovator Equity Defined Protection ETF® - 1 Yr October
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr October
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr October
Trading Symbol	ZOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr October	$82	0.79%
[88]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 1 Yr October NAV	6.68	5.95
S&P 500 TR	21.45	18.62
S&P 500	19.89	17.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZOCT for more recent performance information.
Net Assets	$ 130,738,408
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 571,516
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$130,738,408
Number of Holdings	3
Net Advisory Fee	$571,516
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.70	101.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.22	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $709.68 (Short)	-6.1%
[89]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZOCT
Innovator Equity Defined Protection ETF® - 1 Yr September
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr September
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr September
Trading Symbol	ZSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr September for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr September	$82	0.79%
[90]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2024)
Innovator Equity Defined Protection ETF - 1 Yr September NAV	7.19	6.90
S&P 500 TR	21.45	19.29
S&P 500	19.89	17.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZSEP for more recent performance information.
Net Assets	$ 148,318,160
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 745,440
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$148,318,160
Number of Holdings	3
Net Advisory Fee	$745,440
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.48	103.7%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.08	3.9%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $688.46 (Short)	-7.8%
[91]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZSEP
Innovator Equity Defined Protection ETF® - 2 Yr to April 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to April 2026
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to April 2026
Trading Symbol	AAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to April 2026 for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to April 2026	$82	0.79%
[92]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2024)
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 NAV	7.59	8.28
S&P 500 TR	21.45	19.52
S&P 500	19.89	17.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AAPR for more recent performance information.
Net Assets	$ 57,527,510
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 500,580
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$57,527,510
Number of Holdings	3
Net Advisory Fee	$500,580
Portfolio Turnover	2%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $9.42	113.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $523.07	0.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $617.22 (Short)	-14.2%
[93]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AAPR
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to April 2027
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to April 2027
Trading Symbol	TAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to April 2027 for the period of March 31, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027	$48	0.79%
[94],[95]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/31/2025)
Innovator Equity Defined Protection ETF - 2 Yr to April 2027 NAV	5.99
S&P 500 TR	22.76
S&P 500	21.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TAPR for more recent performance information.
Net Assets	$ 10,272,555
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 41,527
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$10,272,555
Number of Holdings	3
Net Advisory Fee	$41,527
Portfolio Turnover	7%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $10.07	113.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $559.39	3.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $645.09 (Short)	-17.0%
[96]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TAPR
Innovator Equity Defined Protection ETF® - 2 Yr to January 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to January 2026
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to January 2026
Trading Symbol	AJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to January 2026 for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to January 2026	$81	0.79%
[97]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2023)
Innovator Equity Defined Protection ETF - 2 Yr to January 2026 NAV	6.32	7.15
S&P 500 TR	21.45	23.24
S&P 500	19.89	21.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AJAN for more recent performance information.
Net Assets	$ 42,821,866
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 398,015
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$42,821,866
Number of Holdings	3
Net Advisory Fee	$398,015
Portfolio Turnover	4%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $8.56	124.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $475.31	0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $550.46 (Short)	-25.0%
[98]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AJAN
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to January 2027
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to January 2027
Trading Symbol	TJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to January 2027 for the period of December 31, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027	$68	0.79%
[99],[100]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/31/2024)
Innovator Equity Defined Protection ETF - 2 Yr to January 2027 NAV	6.77
S&P 500 TR	17.52
S&P 500	16.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TJAN for more recent performance information.
Net Assets	$ 37,287,789
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 274,689
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$37,287,789
Number of Holdings	3
Net Advisory Fee	$274,689
Portfolio Turnover	7%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $10.55	107.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $586.08	3.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $679.50 (Short)	-11.0%
[101]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TJAN
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to July 2027
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to July 2027
Trading Symbol	TJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to July 2027 for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027	$82	0.79%
[102]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/17/2023)
Innovator Equity Defined Protection ETF - 2 Yr to July 2027 NAV	7.15	7.66
S&P 500 TR	21.45	21.46
S&P 500	19.89	19.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TJUL for more recent performance information.
Net Assets	$ 167,788,224
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 1,429,355
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$167,788,224
Number of Holdings	3
Net Advisory Fee	$1,429,355
Portfolio Turnover	8%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $11.12	105.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $617.85	5.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $701.94 (Short)	-11.2%
[103]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TJUL
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to July 2026
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to July 2026
Trading Symbol	AJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to July 2026 for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026	$82	0.79%
[104]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 NAV	7.78	8.65
S&P 500 TR	21.45	19.79
S&P 500	19.89	18.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AJUL for more recent performance information.
Net Assets	$ 61,089,513
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 528,718
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$61,089,513
Number of Holdings	3
Net Advisory Fee	$528,718
Portfolio Turnover	4%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $9.80	110.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $544.22	1.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $643.27 (Short)	-12.3%
[105]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AJUL
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to October 2026
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to October 2026
Trading Symbol	AOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to October 2026 for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026	$82	0.79%
[106]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 NAV	6.70	5.45
S&P 500 TR	21.45	18.62
S&P 500	19.89	17.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AOCT for more recent performance information.
Net Assets	$ 72,411,808
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 625,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$72,411,808
Number of Holdings	3
Net Advisory Fee	$625,000
Portfolio Turnover	8%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $10.33	110.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $573.76	2.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $648.12 (Short)	-13.4%
[107]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AOCT
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to October 2027
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to October 2027
Trading Symbol	TOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to October 2027 for the period of September 30, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=TOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=TOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027	$7	0.79%
[108],[109]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2025)
Innovator Equity Defined Protection ETF - 2 Yr to October 2027 NAV	0.51
S&P 500 TR	2.34
S&P 500	2.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=TOCT for more recent performance information.
Net Assets	$ 10,549,260
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 5,456
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$10,549,260
Number of Holdings	3
Net Advisory Fee	$5,456
Portfolio Turnover	9%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $11.99	100.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $666.18	7.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $751.32 (Short)	-7.8%
[110]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=TOCT
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct
Class Name	Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct
Trading Symbol	APOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct	$80	0.79%
[111]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct NAV	3.30	3.15
S&P 500 TR	21.45	18.62
S&P 500	19.89	17.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=APOC for more recent performance information.
Net Assets	$ 100,824,405
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 583,735
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$100,824,405
Number of Holdings	3
Net Advisory Fee	$583,735
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $3.33	101.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $666.18	3.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $688.56 (Short)	-4.5%
[112]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APOC
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul
Class Name	Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul
Trading Symbol	JAJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JAJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JAJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul	$82	0.79%
[113]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul NAV	7.78	7.85
S&P 500 TR	21.45	19.79
S&P 500	19.89	18.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JAJL for more recent performance information.
Net Assets	$ 241,144,131
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 1,698,476
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$241,144,131
Number of Holdings	3
Net Advisory Fee	$1,698,476
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $3.09	107.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $617.85	0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $640.34 (Short)	-8.1%
[114]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JAJL
Innovator Equity Dual Directional 10 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - July
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - July
Trading Symbol	DDTL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - July for the period of June 30, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - July	$27	0.79%
[115],[116]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/30/2025)
Innovator Equity Dual Directional 10 Buffer ETF - July NAV	5.18
S&P 500 TR	10.66
S&P 500	10.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTL for more recent performance information.
Net Assets	$ 102,669,934
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 247,218
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$102,669,934
Number of Holdings	5
Net Advisory Fee	$247,218
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.23	104.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $549.89	13.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.90	5.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $695.71 (Short)	-5.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $556.07 (Short)	-17.4%
[117]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTL
Innovator Equity Dual Directional 10 Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - November
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - November
Trading Symbol	DDTN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - November for the period of October 31, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - November	$0	0.79%
[118],[119]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Net Assets	$ 947,977
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$947,977
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.86	99.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $607.03	32.9%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.10	11.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $776.53 (Short)	-2.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $613.85 (Short)	-41.5%
[120]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTN
Innovator Equity Dual Directional 10 Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - October
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - October
Trading Symbol	DDTO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - October for the period of September 30, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTO. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - October	$7	0.79%
[121],[122]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2025)
Innovator Equity Dual Directional 10 Buffer ETF - October NAV	1.04
S&P 500 TR	2.34
S&P 500	2.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTO for more recent performance information.
Net Assets	$ 47,061,404
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 19,959
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$47,061,404
Number of Holdings	5
Net Advisory Fee	$19,959
Portfolio Turnover	0%
30-Day SEC Yield	-0.69%
30-Day SEC Yield Unsubsidized	-0.69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.72	100.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $592.90	26.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.23	9.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $749.72 (Short)	-3.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $599.56 (Short)	-34.1%
[123]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTO
Innovator Equity Dual Directional 10 Buffer ETF™- September
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™- September
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™- September
Trading Symbol	DDTS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™- September for the period of August 29, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTS. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™- September	$13	0.79%
[124],[125]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/29/2025)
Innovator Equity Dual Directional 10 Buffer ETF - September NAV	2.87
S&P 500 TR	6.08
S&P 500	5.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTS for more recent performance information.
Net Assets	$ 21,604,089
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 22,843
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$21,604,089
Number of Holdings	5
Net Advisory Fee	$22,843
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.49	102.1%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $574.09	21.0%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.09	7.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $726.71 (Short)	-4.4%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $580.55 (Short)	-26.7%
[126]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTS
Innovator Equity Dual Directional 15 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - July
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - July
Trading Symbol	DDFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - July for the period of June 30, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - July	$27	0.79%
[127],[128]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/30/2025)
Innovator Equity Dual Directional 15 Buffer ETF - July NAV	3.35
S&P 500 TR	10.66
S&P 500	10.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFL for more recent performance information.
Net Assets	$ 83,129,031
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 197,788
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$83,129,031
Number of Holdings	5
Net Advisory Fee	$197,788
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.24	105.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $518.99	15.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.87	5.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $672.22 (Short)	-8.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.20 (Short)	-18.7%
[129]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFL
Innovator Equity Dual Directional 15 Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - November
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - November
Trading Symbol	DDFN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - November for the period of October 31, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - November	$0	0.79%
[130],[131]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Net Assets	$ 947,985
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$947,985
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.88	99.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $572.93	37.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.11	11.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $750.27 (Short)	-3.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.76 (Short)	-45.2%
[132]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFN
Innovator Equity Dual Directional 15 Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - October
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - October
Trading Symbol	DDFO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - October for the period of September 30, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFO. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - October	$7	0.79%
[133],[134]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2025)
Innovator Equity Dual Directional 15 Buffer ETF - October NAV	0.77
S&P 500 TR	2.34
S&P 500	2.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFO for more recent performance information.
Net Assets	$ 121,069,280
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 55,213
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$121,069,280
Number of Holdings	5
Net Advisory Fee	$55,213
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.73	100.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $559.59	30.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.21	10.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $726.34 (Short)	-4.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.28 (Short)	-37.1%
[135]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFO
Innovator Equity Dual Directional 15 Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - September
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - September
Trading Symbol	DDFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - September for the period of August 29, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFS. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - September	$13	0.79%
[136],[137]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/29/2025)
Innovator Equity Dual Directional 15 Buffer ETF - September NAV	2.09
S&P 500 TR	6.08
S&P 500	5.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFS for more recent performance information.
Net Assets	$ 55,431,472
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 59,404
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$55,431,472
Number of Holdings	5
Net Advisory Fee	$59,404
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.50	102.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $541.84	23.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.10	7.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $705.10 (Short)	-6.2%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.31 (Short)	-28.5%
[138]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFS
Innovator Growth Accelerated ETF®-Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated ETF®-Quarterly
Class Name	Innovator Growth Accelerated ETF®-Quarterly
Trading Symbol	XDQQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth Accelerated ETF®-Quarterly for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDQQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDQQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated ETF®-Quarterly	$88	0.79%
[139]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Growth Accelerated ETF-Quarterly NAV	22.80	9.75
NASDAQ 100 Total Return Index	30.95	16.92
NASDAQ 100 Index	30.00	16.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDQQ for more recent performance information.
Net Assets	$ 61,602,749
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 340,724
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$61,602,749
Number of Holdings	3
Net Advisory Fee	$340,724
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $1.50	101.0%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $600.37	6.9%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $625.59 (Short)	-8.0%
[140]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDQQ
Innovator Growth Accelerated Plus ETF® - April
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - April
Class Name	Innovator Growth Accelerated Plus ETF® - April
Trading Symbol	QTAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF® - April	$88	0.79%
[141]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Growth Accelerated Plus ETF - April NAV	23.17	12.67
NASDAQ 100 Total Return Index	30.95	16.92
NASDAQ 100 Index	30.00	16.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTAP for more recent performance information.
Net Assets	$ 30,888,210
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 173,174
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$30,888,210
Number of Holdings	3
Net Advisory Fee	$173,174
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.70	114.4%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92	63.0%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $501.98 (Short)	-77.7%
[142]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTAP
Innovator Growth Accelerated Plus ETF® - January
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - January
Class Name	Innovator Growth Accelerated Plus ETF® - January
Trading Symbol	QTJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF® - January	$87	0.79%
[143]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator Growth Accelerated Plus ETF - January NAV	19.89	3.75
NASDAQ 100 Total Return Index	30.95	13.68
NASDAQ 100 Index	30.00	12.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTJA for more recent performance information.
Net Assets	$ 24,923,709
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 156,392
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$24,923,709
Number of Holdings	3
Net Advisory Fee	$156,392
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.13	104.5%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23	41.2%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $544.36 (Short)	-46.0%
[144]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTJA
Innovator Growth Accelerated Plus ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - July
Class Name	Innovator Growth Accelerated Plus ETF® - July
Trading Symbol	QTJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF® - July	$89	0.79%
[145]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator Growth Accelerated Plus ETF - July NAV	25.75	10.14
NASDAQ 100 Total Return Index	30.95	15.08
NASDAQ 100 Index	30.00	14.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTJL for more recent performance information.
Net Assets	$ 24,246,625
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 135,209
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$24,246,625
Number of Holdings	3
Net Advisory Fee	$135,209
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.53	104.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64	36.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $586.61 (Short)	-41.0%
[146]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTJL
Innovator Growth Accelerated Plus ETF®-October
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF®-October
Class Name	Innovator Growth Accelerated Plus ETF®-October
Trading Symbol	QTOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF®-October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF®-October	$88	0.79%
[147]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator Growth Accelerated Plus ETF-October NAV	22.28	8.59
NASDAQ 100 Total Return Index	30.95	15.77
NASDAQ 100 Index	30.00	14.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTOC for more recent performance information.
Net Assets	$ 14,475,034
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 114,982
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$14,475,034
Number of Holdings	3
Net Advisory Fee	$114,982
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.02	101.7%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37	27.2%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $638.13 (Short)	-29.1%
[148]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTOC
Innovator Growth-100 Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - April
Class Name	Innovator Growth-100 Power Buffer ETF™ - April
Trading Symbol	NAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - April	$83	0.79%
[149]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2020)
Innovator Growth-100 Power Buffer ETF - April NAV	9.05	8.72	9.93
NASDAQ 100 Total Return Index	30.95	19.47	24.87
NASDAQ 100 Index	30.00	18.53	23.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NAPR for more recent performance information.
Net Assets	$ 206,950,097
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,710,243
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$206,950,097
Number of Holdings	4
Net Advisory Fee	$1,710,243
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.69	119.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92	0.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $398.58 (Short)	-0.4%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $541.18 (Short)	-20.4%
[150]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NAPR
Innovator Growth-100 Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - August
Class Name	Innovator Growth-100 Power Buffer ETF™ - August
Trading Symbol	NAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - August	$86	0.79%
[151]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2024)
Innovator Growth-100 Power Buffer ETF - August NAV	17.89	16.26
NASDAQ 100 Total Return Index	30.95	26.93
NASDAQ 100 Index	30.00	25.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NAUG for more recent performance information.
Net Assets	$ 83,651,321
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 252,720
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$83,651,321
Number of Holdings	4
Net Advisory Fee	$252,720
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $5.65	105.5%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $565.01	3.7%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $480.26 (Short)	-1.6%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $648.35 (Short)	-7.9%
[152]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NAUG
Innovator Growth-100 Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - December
Class Name	Innovator Growth-100 Power Buffer ETF™ - December
Trading Symbol	NDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - December for the period of November 29, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Growth-100 Power Buffer ETF™ - December	$77	0.79%
[153],[154]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/29/2024)
Innovator Growth-100 Power Buffer ETF - December NAV	13.11
NASDAQ 100 Total Return Index	24.35
NASDAQ 100 Index	23.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC for more recent performance information.
Net Assets	$ 42,561,894
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 516,123
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$42,561,894
Number of Holdings	4
Net Advisory Fee	$516,123
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $5.10	108.4%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $509.74	0.1%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $433.28 (Short)	0.0%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $583.91 (Short)	-8.8%
[155]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC
Innovator Growth-100 Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - February
Class Name	Innovator Growth-100 Power Buffer ETF™ - February
Trading Symbol	NFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - February for the period of January 31, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Growth-100 Power Buffer ETF™ - February	$62	0.79%
[156],[157]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/31/2025)
Innovator Growth-100 Power Buffer ETF - February NAV	10.85
NASDAQ 100 Total Return Index	21.05
NASDAQ 100 Index	20.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB for more recent performance information.
Net Assets	$ 46,189,666
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 288,344
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$46,189,666
Number of Holdings	4
Net Advisory Fee	$288,344
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $5.22	107.8%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $522.29	0.7%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $443.95 (Short)	-0.2%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $599.54 (Short)	-8.6%
[158]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB
Innovator Growth-100 Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - January
Class Name	Innovator Growth-100 Power Buffer ETF™ - January
Trading Symbol	NJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - January	$85	0.79%
[159]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Innovator Growth-100 Power Buffer ETF - January NAV	15.79	7.56	7.71
NASDAQ 100 Total Return Index	30.95	19.47	21.41
NASDAQ 100 Index	30.00	18.53	20.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NJAN for more recent performance information.
Net Assets	$ 289,711,912
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,201,609
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$289,711,912
Number of Holdings	4
Net Advisory Fee	$2,201,609
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.11	108.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23	0.3%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $434.55 (Short)	-0.1%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $587.91 (Short)	-9.2%
[160]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJAN
Innovator Growth-100 Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - July
Class Name	Innovator Growth-100 Power Buffer ETF™ - July
Trading Symbol	NJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - July	$86	0.79%
[161]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2020)
Innovator Growth-100 Power Buffer ETF - July NAV	18.97	11.29	11.34
NASDAQ 100 Total Return Index	30.95	19.47	20.07
NASDAQ 100 Index	30.00	18.53	19.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NJUL for more recent performance information.
Net Assets	$ 246,883,606
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,866,005
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$246,883,606
Number of Holdings	4
Net Advisory Fee	$1,866,005
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.52	106.8%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64	3.0%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $468.89 (Short)	-1.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $632.23 (Short)	-8.8%
[162]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJUL
Innovator Growth-100 Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - June
Class Name	Innovator Growth-100 Power Buffer ETF™ - June
Trading Symbol	NJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - June	$86	0.79%
[163]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2024)
Innovator Growth-100 Power Buffer ETF - June NAV	18.05	16.63
NASDAQ 100 Total Return Index	30.95	27.36
NASDAQ 100 Index	30.00	26.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NJUN for more recent performance information.
Net Assets	$ 70,099,516
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 378,491
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$70,099,516
Number of Holdings	4
Net Advisory Fee	$378,491
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $5.19	111.0%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $519.11	1.9%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $441.24 (Short)	-0.9%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $598.95 (Short)	-12.3%
[164]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJUN
Innovator Growth-100 Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - March
Class Name	Innovator Growth-100 Power Buffer ETF™ - March
Trading Symbol	NMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - March for the period of February 28, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Growth-100 Power Buffer ETF™ - March	$55	0.79%
[165],[166]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2025)
Innovator Growth-100 Power Buffer ETF - March NAV	10.96
NASDAQ 100 Total Return Index	24.40
NASDAQ 100 Index	23.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR for more recent performance information.
Net Assets	$ 29,088,968
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 177,169
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$29,088,968
Number of Holdings	4
Net Advisory Fee	$177,169
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $5.08	110.8%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $508.17	0.9%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $431.94 (Short)	-0.4%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $585.21 (Short)	-11.7%
[167]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR
Innovator Growth-100 Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - May
Class Name	Innovator Growth-100 Power Buffer ETF™ - May
Trading Symbol	NMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - May for the period of April 30, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Growth-100 Power Buffer ETF™ - May	$42	0.79%
[168],[169]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2025)
Innovator Growth-100 Power Buffer ETF - May NAV	12.00
NASDAQ 100 Total Return Index	32.59
NASDAQ 100 Index	32.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY for more recent performance information.
Net Assets	$ 17,167,818
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 65,719
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,167,818
Number of Holdings	4
Net Advisory Fee	$65,719
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $4.75	117.6%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $475.47	1.1%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $404.15 (Short)	-0.5%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $556.30 (Short)	-18.4%
[170]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY
Innovator Growth-100 Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - November
Class Name	Innovator Growth-100 Power Buffer ETF™ - November
Trading Symbol	NNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - November	$85	0.79%
[171]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2024)
Innovator Growth-100 Power Buffer ETF - November NAV	15.19	15.19
NASDAQ 100 Total Return Index	30.95	30.95
NASDAQ 100 Index	30.00	30.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NNOV for more recent performance information.
Net Assets	$ 21,568,161
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 187,830
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$21,568,161
Number of Holdings	4
Net Advisory Fee	$187,830
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $6.29	99.3%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $629.07	7.3%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $534.71 (Short)	-3.3%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $729.22 (Short)	-3.7%
[172]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NNOV
Innovator Growth-100 Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - October
Class Name	Innovator Growth-100 Power Buffer ETF™ - October
Trading Symbol	NOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - October	$85	0.79%
[173]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Innovator Growth-100 Power Buffer ETF - October NAV	16.11	11.47	10.94
NASDAQ 100 Total Return Index	30.95	19.47	22.89
NASDAQ 100 Index	30.00	18.53	21.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NOCT for more recent performance information.
Net Assets	$ 253,610,572
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,299,416
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$253,610,572
Number of Holdings	4
Net Advisory Fee	$1,299,416
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.00	102.5%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37	5.7%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $510.31 (Short)	-2.6%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $685.98 (Short)	-5.8%
[174]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NOCT
Innovator Growth-100 Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - September
Class Name	Innovator Growth-100 Power Buffer ETF™ - September
Trading Symbol	NSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - September	$86	0.79%
[175]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2024)
Innovator Growth-100 Power Buffer ETF - September NAV	16.82	15.45
NASDAQ 100 Total Return Index	30.95	27.78
NASDAQ 100 Index	30.00	26.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NSEP for more recent performance information.
Net Assets	$ 63,230,970
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 300,073
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$63,230,970
Number of Holdings	4
Net Advisory Fee	$300,073
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $5.70	105.9%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $570.40	4.2%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $484.84 (Short)	-1.9%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $649.80 (Short)	-8.4%
[176]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NSEP
Innovator International Developed 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator International Developed 10 Buffer ETF™ - Quarterly
Class Name	Innovator International Developed 10 Buffer ETF™ - Quarterly
Trading Symbol	IBUF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed 10 Buffer ETF™ - Quarterly	$90	0.85%
[177]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator International Developed 10 Buffer ETF - Quarterly NAV	12.80	10.57
MSCI EAFE Net (USD)	23.03	17.94
MSCI EAFE Price (USD)	19.91	15.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IBUF for more recent performance information.
Net Assets	$ 73,708,705
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 282,475
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$73,708,705
Number of Holdings	4
Net Advisory Fee	$282,475
Portfolio Turnover	0%
30-Day SEC Yield	-0.82%
30-Day SEC Yield Unsubsidized	-0.82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.23	99.3%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $93.37	2.0%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $84.03 (Short)	-0.4%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $96.83 (Short)	-0.9%
[178]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IBUF
Innovator International Developed Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - April
Class Name	Innovator International Developed Power Buffer ETF™ - April
Trading Symbol	IAPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - April	$89	0.85%
[179]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator International Developed Power Buffer ETF - April NAV	10.24	4.29
MSCI EAFE Net (USD)	23.03	8.11
MSCI EAFE Price (USD)	19.91	5.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IAPR for more recent performance information.
Net Assets	$ 230,209,648
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,841,929
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$230,209,648
Number of Holdings	4
Net Advisory Fee	$1,841,929
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $0.82	103.3%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $81.73	0.9%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $69.47 (Short)	-0.3%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $94.64 (Short)	-4.0%
[180]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IAPR
Innovator International Developed Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - August
Class Name	Innovator International Developed Power Buffer ETF™ - August
Trading Symbol	IAUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - August	$91	0.85%
[181]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2024)
Innovator International Developed Power Buffer ETF - August NAV	14.01	9.53
MSCI EAFE Net (USD)	23.03	16.62
MSCI EAFE Price (USD)	19.91	13.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IAUG for more recent performance information.
Net Assets	$ 74,540,679
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 214,870
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$74,540,679
Number of Holdings	4
Net Advisory Fee	$214,870
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $0.88	100.6%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $87.52	3.0%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $74.39 (Short)	-1.1%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $99.79 (Short)	-2.7%
[182]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IAUG
Innovator International Developed Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - December
Class Name	Innovator International Developed Power Buffer ETF™ - December
Trading Symbol	IDEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - December for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - December	$92	0.85%
[183]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/30/2023)
Innovator International Developed Power Buffer ETF - December NAV	15.68	12.72
MSCI EAFE Net (USD)	23.03	18.45
MSCI EAFE Price (USD)	19.91	15.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IDEC for more recent performance information.
Net Assets	$ 21,229,631
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 173,886
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$21,229,631
Number of Holdings	4
Net Advisory Fee	$173,886
Portfolio Turnover	0%
30-Day SEC Yield	-0.82%
30-Day SEC Yield Unsubsidized	-0.82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $0.79	102.1%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $78.97	0.1%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $67.12 (Short)	0.0%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $93.45 (Short)	-2.4%
[184]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IDEC
Innovator International Developed Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - February
Class Name	Innovator International Developed Power Buffer ETF™ - February
Trading Symbol	IFEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - February for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - February	$90	0.85%
[185]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/31/2024)
Innovator International Developed Power Buffer ETF - February NAV	12.47	10.07
MSCI EAFE Net (USD)	23.03	16.53
MSCI EAFE Price (USD)	19.91	13.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IFEB for more recent performance information.
Net Assets	$ 26,616,564
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 195,060
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$26,616,564
Number of Holdings	4
Net Advisory Fee	$195,060
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $0.79	103.4%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $79.24	0.4%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $67.35 (Short)	-0.1%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $92.69 (Short)	-3.9%
[186]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IFEB
Innovator International Developed Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - January
Class Name	Innovator International Developed Power Buffer ETF™ - January
Trading Symbol	IJAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - January	$90	0.85%
[187]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Innovator International Developed Power Buffer ETF - January NAV	11.85	8.28	6.59
MSCI EAFE Net (USD)	23.03	12.33	8.33
MSCI EAFE Price (USD)	19.91	9.46	5.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IJAN for more recent performance information.
Net Assets	$ 157,806,793
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,528,273
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$157,806,793
Number of Holdings	4
Net Advisory Fee	$1,528,273
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.76	104.5%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $75.61	0.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $64.27 (Short)	-0.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $90.92 (Short)	-4.7%
[188]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJAN
Innovator International Developed Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - July
Class Name	Innovator International Developed Power Buffer ETF™ - July
Trading Symbol	IJUL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - July	$92	0.85%
[189]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Innovator International Developed Power Buffer ETF - July NAV	16.54	7.57	5.86
MSCI EAFE Net (USD)	23.03	12.33	8.79
MSCI EAFE Price (USD)	19.91	9.46	6.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IJUL for more recent performance information.
Net Assets	$ 228,273,363
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,498,266
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$228,273,363
Number of Holdings	4
Net Advisory Fee	$1,498,266
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $0.89	99.3%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $89.39	3.1%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $75.98 (Short)	-1.0%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $101.55 (Short)	-1.6%
[190]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJUL
Innovator International Developed Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - June
Class Name	Innovator International Developed Power Buffer ETF™ - June
Trading Symbol	IJUN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - June	$91	0.85%
[191]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2024)
Innovator International Developed Power Buffer ETF - June NAV	13.79	9.29
MSCI EAFE Net (USD)	23.03	15.56
MSCI EAFE Price (USD)	19.91	12.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IJUN for more recent performance information.
Net Assets	$ 59,109,225
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 364,704
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$59,109,225
Number of Holdings	4
Net Advisory Fee	$364,704
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $0.89	99.9%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $88.81	2.3%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $75.49 (Short)	-0.7%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $101.74 (Short)	-1.7%
[192]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJUN
Innovator International Developed Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - March
Class Name	Innovator International Developed Power Buffer ETF™ - March
Trading Symbol	IMAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - March for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - March	$90	0.85%
[193]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/29/2024)
Innovator International Developed Power Buffer ETF - March NAV	12.49	9.22
MSCI EAFE Net (USD)	23.03	16.11
MSCI EAFE Price (USD)	19.91	12.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IMAR for more recent performance information.
Net Assets	$ 34,219,570
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 338,807
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$34,219,570
Number of Holdings	4
Net Advisory Fee	$338,807
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $0.82	102.5%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $81.58	0.7%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $69.34 (Short)	-0.2%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $94.73 (Short)	-3.2%
[194]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IMAR
Innovator International Developed Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - May
Class Name	Innovator International Developed Power Buffer ETF™ - May
Trading Symbol	IMAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - May for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - May	$91	0.85%
[195]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2024)
Innovator International Developed Power Buffer ETF - May NAV	13.69	11.20
MSCI EAFE Net (USD)	23.03	17.55
MSCI EAFE Price (USD)	19.91	14.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IMAY for more recent performance information.
Net Assets	$ 34,227,057
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 184,406
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$34,227,057
Number of Holdings	4
Net Advisory Fee	$184,406
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $0.85	101.4%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $84.75	1.5%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $72.04 (Short)	-0.5%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $98.29 (Short)	-2.5%
[196]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IMAY
Innovator International Developed Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - November
Class Name	Innovator International Developed Power Buffer ETF™ - November
Trading Symbol	INOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=INOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=INOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - November	$91	0.85%
[197]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2023)
Innovator International Developed Power Buffer ETF - November NAV	14.77	16.13
MSCI EAFE Net (USD)	23.03	23.00
MSCI EAFE Price (USD)	19.91	19.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=INOV for more recent performance information.
Net Assets	$ 11,775,826
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 107,586
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,775,826
Number of Holdings	4
Net Advisory Fee	$107,586
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $0.94	96.8%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $94.49	5.6%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $112.32 (Short)	-0.7%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $80.32 (Short)	-1.9%
[198]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=INOV
Innovator International Developed Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - October
Class Name	Innovator International Developed Power Buffer ETF™ - October
Trading Symbol	IOCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - October	$92	0.85%
[199]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator International Developed Power Buffer ETF - October NAV	15.49	7.91
MSCI EAFE Net (USD)	23.03	7.92
MSCI EAFE Price (USD)	19.91	5.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IOCT for more recent performance information.
Net Assets	$ 194,233,137
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,103,487
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$194,233,137
Number of Holdings	4
Net Advisory Fee	$1,103,487
Portfolio Turnover	0%
30-Day SEC Yield	-0.82%
30-Day SEC Yield Unsubsidized	-0.82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $0.93	97.8%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $93.37	5.2%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $106.34 (Short)	-1.4%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $79.36 (Short)	-1.8%
[200]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IOCT
Innovator International Developed Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - September
Class Name	Innovator International Developed Power Buffer ETF™ - September
Trading Symbol	ISEP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ISEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ISEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - September	$91	0.85%
[201]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/31/2023)
Innovator International Developed Power Buffer ETF - September NAV	14.01	11.83
MSCI EAFE Net (USD)	23.03	16.87
MSCI EAFE Price (USD)	19.91	13.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ISEP for more recent performance information.
Net Assets	$ 101,018,913
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 697,570
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$101,018,913
Number of Holdings	4
Net Advisory Fee	$697,570
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $0.91	98.6%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $91.48	4.3%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $77.76 (Short)	-1.5%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $104.10 (Short)	-1.6%
[202]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ISEP
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly
Class Name	Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly
Trading Symbol	QBUF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly	$85	0.79%
[203]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Nasdaq-100 10 Buffer ETF - Quarterly NAV	15.09	12.61
NASDAQ 100 Total Return Index	30.95	23.42
NASDAQ 100 Index	30.00	22.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QBUF for more recent performance information.
Net Assets	$ 212,160,191
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 954,406
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$212,160,191
Number of Holdings	4
Net Advisory Fee	$954,406
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $1.51	102.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $600.37	1.7%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $540.33 (Short)	-0.5%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $625.53 (Short)	-4.1%
[204]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QBUF
Innovator Premium Income 15 Buffer ETF® - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF® - April
Class Name	Innovator Premium Income 15 Buffer ETF® - April
Trading Symbol	LAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF® - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF® - April	$81	0.79%
[205]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2024)
Innovator Premium Income 15 Buffer ETF - April NAV	6.15	6.23
S&P 500 TR	21.45	19.52
S&P 500	19.89	17.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LAPR for more recent performance information.
Net Assets	$ 7,543,876
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 43,288
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$7,543,876
Number of Holdings	6
Net Advisory Fee	$43,288
Portfolio Turnover	0%
30-Day SEC Yield	2.98%
30-Day SEC Yield Unsubsidized	2.98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.9%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.49 (Short)	-0.4%
[206]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LAPR
Innovator Premium Income 15 Buffer ETF® - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF® - January
Class Name	Innovator Premium Income 15 Buffer ETF® - January
Trading Symbol	LJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF® - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF® - January	$81	0.79%
[207]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2023)
Innovator Premium Income 15 Buffer ETF - January NAV	5.62	5.90
S&P 500 TR	21.45	23.24
S&P 500	19.89	21.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LJAN for more recent performance information.
Net Assets	$ 11,716,655
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 93,496
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,716,655
Number of Holdings	3
Net Advisory Fee	$93,496
Portfolio Turnover	0%
30-Day SEC Yield	3.10%
30-Day SEC Yield Unsubsidized	3.10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	99.7%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $499.43 (Short)	-0.1%
[208]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LJAN
Innovator Premium Income 15 Buffer ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF® - July
Class Name	Innovator Premium Income 15 Buffer ETF® - July
Trading Symbol	LJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF® - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF® - July	$81	0.79%
[209]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Premium Income 15 Buffer ETF - July NAV	6.03	6.14
S&P 500 TR	21.45	19.79
S&P 500	19.89	18.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LJUL for more recent performance information.
Net Assets	$ 7,781,182
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 30,658
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$7,781,182
Number of Holdings	9
Net Advisory Fee	$30,658
Portfolio Turnover	0%
30-Day SEC Yield	2.91%
30-Day SEC Yield Unsubsidized	2.91%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.3%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.18 (Short)	-1.1%
[210]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LJUL
Innovator Premium Income 15 Buffer ETF® - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF® - October
Class Name	Innovator Premium Income 15 Buffer ETF® - October
Trading Symbol	LOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF® - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF® - October	$81	0.79%
[211]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 15 Buffer ETF - October NAV	5.87	6.13
S&P 500 TR	21.45	26.78
S&P 500	19.89	25.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LOCT for more recent performance information.
Net Assets	$ 13,680,408
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 130,359
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,680,408
Number of Holdings	12
Net Advisory Fee	$130,359
Portfolio Turnover	0%
30-Day SEC Yield	2.92%
30-Day SEC Yield Unsubsidized	2.92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	97.9%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
[212]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LOCT
Innovator Premium Income 20 Barrier ETF® - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF® - April
Class Name	Innovator Premium Income 20 Barrier ETF® - April
Trading Symbol	APRH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APRH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF® - April	$82	0.79%
[213]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 20 Barrier ETF - April NAV	7.48	7.75
S&P 500 TR	21.45	23.50
S&P 500	19.89	21.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=APRH for more recent performance information.
Net Assets	$ 26,133,734
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 215,582
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$26,133,734
Number of Holdings	5
Net Advisory Fee	$215,582
Portfolio Turnover	0%
30-Day SEC Yield	2.98%
30-Day SEC Yield Unsubsidized	2.98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	99.0%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,433.42	6.4%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $448.95 (Short)	0.0%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,489.54 (Short)	-7.0%
[214]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APRH
Innovator Premium Income 20 Barrier ETF® - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF® - January
Class Name	Innovator Premium Income 20 Barrier ETF® - January
Trading Symbol	JANH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JANH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF® - January	$82	0.79%
[215]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2023)
Innovator Premium Income 20 Barrier ETF - January NAV	6.68	6.97
S&P 500 TR	21.45	23.24
S&P 500	19.89	21.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JANH for more recent performance information.
Net Assets	$ 10,566,411
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 90,230
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$10,566,411
Number of Holdings	4
Net Advisory Fee	$90,230
Portfolio Turnover	0%
30-Day SEC Yield	3.09%
30-Day SEC Yield Unsubsidized	3.09%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,657.38	1.5%
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $471.63 (Short)	0.0%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,716.34 (Short)	-1.7%
[216]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JANH
Innovator Premium Income 20 Barrier ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF® - July
Class Name	Innovator Premium Income 20 Barrier ETF® - July
Trading Symbol	JULH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF® - July	$82	0.79%
[217]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 20 Barrier ETF - July NAV	7.41	7.52
S&P 500 TR	21.45	21.86
S&P 500	19.89	20.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JULH for more recent performance information.
Net Assets	$ 18,848,916
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 151,157
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$18,848,916
Number of Holdings	6
Net Advisory Fee	$151,157
Portfolio Turnover	0%
30-Day SEC Yield	2.92%
30-Day SEC Yield Unsubsidized	2.92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.6%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,901.91	16.0%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $496.39 (Short)	0.0%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,963.96 (Short)	-17.8%
[218]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULH
Innovator Premium Income 20 Barrier ETF® - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF® - October
Class Name	Innovator Premium Income 20 Barrier ETF® - October
Trading Symbol	OCTH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF® - October	$82	0.79%
[219]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 20 Barrier ETF - October NAV	7.21	7.22
S&P 500 TR	21.45	26.78
S&P 500	19.89	25.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=OCTH for more recent performance information.
Net Assets	$ 20,365,481
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 153,065
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$20,365,481
Number of Holdings	7
Net Advisory Fee	$153,065
Portfolio Turnover	0%
30-Day SEC Yield	2.95%
30-Day SEC Yield Unsubsidized	2.95%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.7%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,283.85	30.5%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $535.07 (Short)	-1.6%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,350.74 (Short)	-32.4%
[220]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTH
Innovator Premium Income 30 Barrier ETF® - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF® - April
Class Name	Innovator Premium Income 30 Barrier ETF® - April
Trading Symbol	APRJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APRJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF® - April	$81	0.79%
[221]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 30 Barrier ETF - April NAV	5.90	6.37
S&P 500 TR	21.45	23.50
S&P 500	19.89	21.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=APRJ for more recent performance information.
Net Assets	$ 34,062,216
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 287,488
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$34,062,216
Number of Holdings	5
Net Advisory Fee	$287,488
Portfolio Turnover	0%
30-Day SEC Yield	2.97%
30-Day SEC Yield Unsubsidized	2.97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	99.2%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,872.23	6.2%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $392.83 (Short)	0.0%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,928.35 (Short)	-6.7%
[222]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APRJ
Innovator Premium Income 30 Barrier ETF® - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF® - January
Class Name	Innovator Premium Income 30 Barrier ETF® - January
Trading Symbol	JANJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JANJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF® - January	$81	0.79%
[223]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2023)
Innovator Premium Income 30 Barrier ETF - January NAV	5.48	5.76
S&P 500 TR	21.45	23.24
S&P 500	19.89	21.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JANJ for more recent performance information.
Net Assets	$ 16,133,258
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 147,721
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$16,133,258
Number of Holdings	4
Net Advisory Fee	$147,721
Portfolio Turnover	0%
30-Day SEC Yield	3.08%
30-Day SEC Yield Unsubsidized	3.08%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,067.84	1.1%
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $412.68 (Short)	0.0%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,126.79 (Short)	-1.3%
[224]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JANJ
Innovator Premium Income 30 Barrier ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF® - July
Class Name	Innovator Premium Income 30 Barrier ETF® - July
Trading Symbol	JULJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF® - July	$81	0.79%
[225]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 30 Barrier ETF - July NAV	6.15	6.43
S&P 500 TR	21.45	21.86
S&P 500	19.89	20.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JULJ for more recent performance information.
Net Assets	$ 17,555,260
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 160,808
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,555,260
Number of Holdings	6
Net Advisory Fee	$160,808
Portfolio Turnover	0%
30-Day SEC Yield	2.90%
30-Day SEC Yield Unsubsidized	2.90%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.7%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,281.42	14.4%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $434.34 (Short)	0.0%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,343.47 (Short)	-15.6%
[226]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULJ
Innovator Premium Income 30 Barrier ETF® - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF® - October
Class Name	Innovator Premium Income 30 Barrier ETF® - October
Trading Symbol	OCTJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF® - October	$81	0.79%
[227]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 30 Barrier ETF - October NAV	5.92	6.04
S&P 500 TR	21.45	26.78
S&P 500	19.89	25.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=OCTJ for more recent performance information.
Net Assets	$ 17,959,463
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 166,367
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,959,463
Number of Holdings	7
Net Advisory Fee	$166,367
Portfolio Turnover	0%
30-Day SEC Yield	2.94%
30-Day SEC Yield Unsubsidized	2.94%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.5%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,615.01	25.9%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $468.19 (Short)	-0.9%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,681.89 (Short)	-27.4%
[228]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTJ
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Trading Symbol	ZALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly	$73	0.69%
[229]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator U.S. Equity 10 Buffer ETF - Quarterly NAV	10.17	11.59
S&P 500 TR	21.45	26.78
S&P 500	19.89	25.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZALT for more recent performance information.
Net Assets	$ 634,293,499
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,066,735
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$634,293,499
Number of Holdings	4
Net Advisory Fee	$3,066,735
Portfolio Turnover	0%
30-Day SEC Yield	-0.67%
30-Day SEC Yield Unsubsidized	-0.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.65	100.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $666.17	1.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $599.56 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $689.23 (Short)	-2.2%
[230]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZALT
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
Trading Symbol	EALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly	$73	0.69%
[231]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly NAV	11.56	16.33
S&P 500 TR	21.45	26.78
S&P 500	19.89	25.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EALT for more recent performance information.
Net Assets	$ 155,409,556
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 857,151
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$155,409,556
Number of Holdings	4
Net Advisory Fee	$857,151
Portfolio Turnover	0%
30-Day SEC Yield	-0.66%
30-Day SEC Yield Unsubsidized	-0.66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.64	100.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $632.87	0.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $566.25 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $706.75 (Short)	-1.0%
[232]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EALT
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Trading Symbol	XBAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April	$85	0.79%
[233]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April NAV	14.21	9.26
S&P 500 TR	21.45	14.24
S&P 500	19.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBAP for more recent performance information.
Net Assets	$ 153,282,577
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 1,342,441
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$153,282,577
Number of Holdings	5
Net Advisory Fee	$1,342,441
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.57	111.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.37	22.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.37	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.02 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $595.14 (Short)	-34.1%
[234]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBAP
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Trading Symbol	XBJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January	$83	0.79%
[235]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January NAV	11.10	6.59
S&P 500 TR	21.45	11.53
S&P 500	19.89	9.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBJA for more recent performance information.
Net Assets	$ 92,285,682
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 752,094
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$92,285,682
Number of Holdings	5
Net Advisory Fee	$752,094
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.84	105.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06	15.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06	0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.31 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $620.37 (Short)	-21.4%
[236]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBJA
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
Trading Symbol	XBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July	$84	0.79%
[237]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July NAV	12.75	9.24
S&P 500 TR	21.45	12.97
S&P 500	19.89	11.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBJL for more recent performance information.
Net Assets	$ 127,178,862
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 1,169,389
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$127,178,862
Number of Holdings	5
Net Advisory Fee	$1,169,389
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.15	104.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.83	14.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.83	2.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.22 (Short)	-1.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $654.55 (Short)	-20.5%
[238]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBJL
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Trading Symbol	XBOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October	$84	0.79%
[239]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - October NAV	11.93	8.15
S&P 500 TR	21.45	13.66
S&P 500	19.89	11.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBOC for more recent performance information.
Net Assets	$ 83,605,742
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 713,455
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$83,605,742
Number of Holdings	5
Net Advisory Fee	$713,455
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.64	100.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.15	10.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.15	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.20 (Short)	-3.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $705.15 (Short)	-12.9%
[240]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBOC
Innovator U.S. Equity Accelerated ETF® - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated ETF® - Quarterly
Class Name	Innovator U.S. Equity Accelerated ETF® - Quarterly
Trading Symbol	XDSQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - Quarterly for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDSQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDSQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF® - Quarterly	$85	0.79%
[241]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated ETF - Quarterly NAV	16.40	10.81
S&P 500 TR	21.45	14.24
S&P 500	19.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDSQ for more recent performance information.
Net Assets	$ 71,089,085
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 472,497
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$71,089,085
Number of Holdings	3
Net Advisory Fee	$472,497
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.68	100.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $666.18	4.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $687.90 (Short)	-4.5%
[242]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDSQ
Innovator U.S. Equity Accelerated Plus ETF® - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - April
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - April
Trading Symbol	XTAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF® - April	$86	0.79%
[243]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated Plus ETF - April NAV	18.77	10.39
S&P 500 TR	21.45	14.24
S&P 500	19.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTAP for more recent performance information.
Net Assets	$ 23,954,715
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 158,027
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$23,954,715
Number of Holdings	3
Net Advisory Fee	$158,027
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.56	108.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.36	43.5%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $590.44 (Short)	-51.7%
[244]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTAP
Innovator U.S. Equity Accelerated Plus ETF® - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - January
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - January
Trading Symbol	XTJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF® - January	$85	0.79%
[245]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator U.S. Equity Accelerated Plus ETF - January NAV	13.93	6.21
S&P 500 TR	21.45	11.53
S&P 500	19.89	9.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTJA for more recent performance information.
Net Assets	$ 17,896,623
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 135,019
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,896,623
Number of Holdings	3
Net Advisory Fee	$135,019
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.83	102.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.04	30.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $614.68 (Short)	-33.8%
[246]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTJA
Innovator U.S. Equity Accelerated Plus ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - July
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - July
Trading Symbol	XTJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF® - July	$86	0.79%
[247]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator U.S. Equity Accelerated Plus ETF - July NAV	16.50	9.57
S&P 500 TR	21.45	12.97
S&P 500	19.89	11.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTJL for more recent performance information.
Net Assets	$ 16,225,333
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 98,798
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$16,225,333
Number of Holdings	3
Net Advisory Fee	$98,798
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.14	103.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.81	29.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $649.05 (Short)	-32.2%
[248]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTJL
Innovator U.S. Equity Accelerated Plus ETF® - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - October
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - October
Trading Symbol	XTOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF® - October	$85	0.79%
[249]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator U.S. Equity Accelerated Plus ETF - October NAV	15.45	8.07
S&P 500 TR	21.45	13.66
S&P 500	19.89	11.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTOC for more recent performance information.
Net Assets	$ 15,685,693
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 106,228
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$15,685,693
Number of Holdings	3
Net Advisory Fee	$106,228
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.62	100.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.14	20.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.29 (Short)	-20.8%
[250]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTOC
Innovator U.S. Equity Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - April
Class Name	Innovator U.S. Equity Buffer ETF™ - April
Trading Symbol	BAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - April	$83	0.79%
[251]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Buffer ETF - April NAV	9.51	10.71	10.17
S&P 500 TR	21.45	17.64	16.12
S&P 500	19.89	15.91	14.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BAPR for more recent performance information.
Net Assets	$ 344,950,947
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,477,342
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$344,950,947
Number of Holdings	4
Net Advisory Fee	$2,477,342
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.61	108.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.40	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.06 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $649.62 (Short)	-9.3%
[252]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BAPR
Innovator U.S. Equity Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - August
Class Name	Innovator U.S. Equity Buffer ETF™ - August
Trading Symbol	BAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - August	$85	0.79%
[253]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Buffer ETF - August NAV	16.30	12.48	11.51
S&P 500 TR	21.45	17.64	16.02
S&P 500	19.89	15.91	14.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BAUG for more recent performance information.
Net Assets	$ 221,413,915
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,437,646
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$221,413,915
Number of Holdings	4
Net Advisory Fee	$1,437,646
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.33	102.0%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.09	3.2%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $575.19 (Short)	-1.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $732.01 (Short)	-3.6%
[254]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BAUG
Innovator U.S. Equity Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - December
Class Name	Innovator U.S. Equity Buffer ETF™ - December
Trading Symbol	BDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - December for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - December	$84	0.79%
[255]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Buffer ETF - December NAV	12.83	11.98	10.94
S&P 500 TR	21.45	17.64	15.81
S&P 500	19.89	15.91	14.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BDEC for more recent performance information.
Net Assets	$ 195,326,353
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,819,644
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$195,326,353
Number of Holdings	4
Net Advisory Fee	$1,819,644
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.04	100.6%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.56	0.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $548.32 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $692.72 (Short)	-1.0%
[256]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BDEC
Innovator U.S. Equity Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - February
Class Name	Innovator U.S. Equity Buffer ETF™ - February
Trading Symbol	BFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - February for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - February	$85	0.79%
[257]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Buffer ETF - February NAV	14.00	13.78	12.33
S&P 500 TR	21.45	17.64	15.73
S&P 500	19.89	15.91	13.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BFEB for more recent performance information.
Net Assets	$ 191,403,197
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,400,027
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$191,403,197
Number of Holdings	4
Net Advisory Fee	$1,400,027
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.03	102.1%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.83	0.8%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $547.66 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $693.30 (Short)	-2.8%
[258]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BFEB
Innovator U.S. Equity Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - January
Class Name	Innovator U.S. Equity Buffer ETF™ - January
Trading Symbol	BJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - January	$85	0.79%
[259]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Buffer ETF - January NAV	14.98	12.50	12.53
S&P 500 TR	21.45	17.64	17.70
S&P 500	19.89	15.91	15.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BJAN for more recent performance information.
Net Assets	$ 285,686,160
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,237,710
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$285,686,160
Number of Holdings	4
Net Advisory Fee	$2,237,710
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.87	102.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.09	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.34 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $677.16 (Short)	-3.3%
[260]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJAN
Innovator U.S. Equity Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - July
Class Name	Innovator U.S. Equity Buffer ETF™ - July
Trading Symbol	BJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - July	$85	0.79%
[261]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/28/2018)
Innovator U.S. Equity Buffer ETF - July NAV	15.34	12.51	9.88
S&P 500 TR	21.45	17.64	14.56
S&P 500	19.89	15.91	12.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BJUL for more recent performance information.
Net Assets	$ 297,095,425
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,014,395
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$297,095,425
Number of Holdings	4
Net Advisory Fee	$2,014,395
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.19	102.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.86	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.26 (Short)	-1.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $716.77 (Short)	-4.1%
[262]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJUL
Innovator U.S. Equity Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - June
Class Name	Innovator U.S. Equity Buffer ETF™ - June
Trading Symbol	BJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - June	$84	0.79%
[263]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Buffer ETF - June NAV	13.78	9.53	9.78
S&P 500 TR	21.45	17.64	17.06
S&P 500	19.89	15.91	15.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BJUN for more recent performance information.
Net Assets	$ 163,674,074
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,202,409
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$163,674,074
Number of Holdings	4
Net Advisory Fee	$1,202,409
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.91	105.5%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.40	1.7%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $536.34 (Short)	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $685.28 (Short)	-6.5%
[264]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJUN
Innovator U.S. Equity Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - March
Class Name	Innovator U.S. Equity Buffer ETF™ - March
Trading Symbol	BMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - March for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - March	$85	0.79%
[265]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Buffer ETF - March NAV	16.22	13.32	13.05
S&P 500 TR	21.45	17.64	17.72
S&P 500	19.89	15.91	15.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BMAR for more recent performance information.
Net Assets	$ 178,692,497
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,516,533
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$178,692,497
Number of Holdings	4
Net Advisory Fee	$1,516,533
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.95	103.3%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.19	1.0%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $540.70 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $688.42 (Short)	-4.0%
[266]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BMAR
Innovator U.S. Equity Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - May
Class Name	Innovator U.S. Equity Buffer ETF™ - May
Trading Symbol	BMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - May for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - May	$84	0.79%
[267]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Buffer ETF - May NAV	12.12	9.59	10.38
S&P 500 TR	21.45	17.64	18.56
S&P 500	19.89	15.91	16.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BMAY for more recent performance information.
Net Assets	$ 156,670,325
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,115,649
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$156,670,325
Number of Holdings	4
Net Advisory Fee	$1,115,649
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.56	108.7%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.55	1.1%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.63 (Short)	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $655.13 (Short)	-9.4%
[268]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BMAY
Innovator U.S. Equity Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - November
Class Name	Innovator U.S. Equity Buffer ETF™ - November
Trading Symbol	BNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - November	$85	0.79%
[269]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Buffer ETF - November NAV	15.17	10.06	9.54
S&P 500 TR	21.45	17.64	16.28
S&P 500	19.89	15.91	14.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BNOV for more recent performance information.
Net Assets	$ 146,654,107
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,155,685
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$146,654,107
Number of Holdings	4
Net Advisory Fee	$1,155,685
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.83	99.0%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.07	5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $802.17 (Short)	-1.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $620.67 (Short)	-3.6%
[270]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BNOV
Innovator U.S. Equity Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - October
Class Name	Innovator U.S. Equity Buffer ETF™ - October
Trading Symbol	BOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - October	$85	0.79%
[271]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Buffer ETF - October NAV	16.10	12.43	10.30
S&P 500 TR	21.45	17.64	14.63
S&P 500	19.89	15.91	12.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BOCT for more recent performance information.
Net Assets	$ 288,949,377
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,918,772
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$288,949,377
Number of Holdings	4
Net Advisory Fee	$1,918,772
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.68	100.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.19	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $768.64 (Short)	-2.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.24 (Short)	-3.0%
[272]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BOCT
Innovator U.S. Equity Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - September
Class Name	Innovator U.S. Equity Buffer ETF™ - September
Trading Symbol	BSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - September	$85	0.79%
[273]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Buffer ETF - September NAV	16.41	13.06	12.00
S&P 500 TR	21.45	17.64	16.55
S&P 500	19.89	15.91	14.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BSEP for more recent performance information.
Net Assets	$ 242,705,078
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,470,656
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$242,705,078
Number of Holdings	4
Net Advisory Fee	$1,470,656
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.46	101.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.06	3.9%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $587.00 (Short)	-2.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $744.13 (Short)	-3.3%
[274]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BSEP
Innovator U.S. Equity Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - April
Class Name	Innovator U.S. Equity Power Buffer ETF™ - April
Trading Symbol	PAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - April	$82	0.79%
[275]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Power Buffer ETF - April NAV	7.64	7.78	7.34
S&P 500 TR	21.45	17.64	16.12
S&P 500	19.89	15.91	14.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PAPR for more recent performance information.
Net Assets	$ 797,122,363
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 6,127,703
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$797,122,363
Number of Holdings	4
Net Advisory Fee	$6,127,703
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.59	111.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $628.70 (Short)	-12.3%
[276]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PAPR
Innovator U.S. Equity Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - August
Class Name	Innovator U.S. Equity Power Buffer ETF™ - August
Trading Symbol	PAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - August	$84	0.79%
[277]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Power Buffer ETF - August NAV	13.39	9.76	9.18
S&P 500 TR	21.45	17.64	16.02
S&P 500	19.89	15.91	14.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PAUG for more recent performance information.
Net Assets	$ 982,103,866
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 6,666,346
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$982,103,866
Number of Holdings	4
Net Advisory Fee	$6,666,346
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.32	103.1%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.08	3.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $537.27 (Short)	-1.4%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $709.51 (Short)	-5.2%
[278]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PAUG
Innovator U.S. Equity Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - December
Class Name	Innovator U.S. Equity Power Buffer ETF™ - December
Trading Symbol	PDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - December for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - December	$83	0.79%
[279]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Power Buffer ETF - December NAV	10.50	9.20	8.40
S&P 500 TR	21.45	17.64	15.81
S&P 500	19.89	15.91	14.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PDEC for more recent performance information.
Net Assets	$ 921,702,497
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 7,751,190
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$921,702,497
Number of Holdings	4
Net Advisory Fee	$7,751,190
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.03	102.4%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.55	0.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $512.17 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.31 (Short)	-2.7%
[280]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PDEC
Innovator U.S. Equity Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - February
Class Name	Innovator U.S. Equity Power Buffer ETF™ - February
Trading Symbol	PFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - February for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - February	$83	0.79%
[281]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Power Buffer ETF - February NAV	10.88	9.85	8.90
S&P 500 TR	21.45	17.64	15.73
S&P 500	19.89	15.91	13.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PFEB for more recent performance information.
Net Assets	$ 789,789,900
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 6,064,490
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$789,789,900
Number of Holdings	4
Net Advisory Fee	$6,064,490
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.02	104.0%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.82	0.8%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $511.55 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.89 (Short)	-4.8%
[282]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PFEB
Innovator U.S. Equity Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - January
Class Name	Innovator U.S. Equity Power Buffer ETF™ - January
Trading Symbol	PJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - January	$84	0.79%
[283]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Power Buffer ETF - January NAV	11.47	9.69	9.34
S&P 500 TR	21.45	17.64	17.70
S&P 500	19.89	15.91	15.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PJAN for more recent performance information.
Net Assets	$ 1,188,955,605
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 9,317,704
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,188,955,605
Number of Holdings	4
Net Advisory Fee	$9,317,704
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.86	105.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.64 (Short)	-5.8%
[284]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJAN
Innovator U.S. Equity Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - July
Class Name	Innovator U.S. Equity Power Buffer ETF™ - July
Trading Symbol	PJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - July	$85	0.79%
[285]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Innovator U.S. Equity Power Buffer ETF - July NAV	14.01	10.85	8.78
S&P 500 TR	21.45	17.64	14.68
S&P 500	19.89	15.91	12.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PJUL for more recent performance information.
Net Assets	$ 1,189,808,582
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 7,835,276
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,189,808,582
Number of Holdings	4
Net Advisory Fee	$7,835,276
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.18	104.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17 (Short)	-1.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $692.55 (Short)	-6.2%
[286]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJUL
Innovator U.S. Equity Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - June
Class Name	Innovator U.S. Equity Power Buffer ETF™ - June
Trading Symbol	PJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - June	$84	0.79%
[287]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Power Buffer ETF - June NAV	12.47	7.45	7.94
S&P 500 TR	21.45	17.64	17.06
S&P 500	19.89	15.91	15.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PJUN for more recent performance information.
Net Assets	$ 756,015,450
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 5,152,211
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$756,015,450
Number of Holdings	4
Net Advisory Fee	$5,152,211
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.89	107.7%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.39	1.8%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $500.98 (Short)	-0.7%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $663.58 (Short)	-9.0%
[288]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJUN
Innovator U.S. Equity Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - March
Class Name	Innovator U.S. Equity Power Buffer ETF™ - March
Trading Symbol	PMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - March for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - March	$84	0.79%
[289]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Power Buffer ETF - March NAV	12.82	10.08	9.83
S&P 500 TR	21.45	17.64	17.72
S&P 500	19.89	15.91	15.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PMAR for more recent performance information.
Net Assets	$ 626,424,720
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 4,697,611
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$626,424,720
Number of Holdings	4
Net Advisory Fee	$4,697,611
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.94	105.5%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.18	1.0%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $505.05 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $666.31 (Short)	-6.4%
[290]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PMAR
Innovator U.S. Equity Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - May
Class Name	Innovator U.S. Equity Power Buffer ETF™ - May
Trading Symbol	PMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - May for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - May	$83	0.79%
[291]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Power Buffer ETF - May NAV	10.95	7.40	7.96
S&P 500 TR	21.45	17.64	18.56
S&P 500	19.89	15.91	16.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PMAY for more recent performance information.
Net Assets	$ 623,179,661
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 4,510,258
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$623,179,661
Number of Holdings	4
Net Advisory Fee	$4,510,258
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.55	111.9%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.54	1.1%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $471.36 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $631.51 (Short)	-12.7%
[292]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PMAY
Innovator U.S. Equity Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - November
Class Name	Innovator U.S. Equity Power Buffer ETF™ - November
Trading Symbol	PNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - November	$84	0.79%
[293]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Power Buffer ETF - November NAV	11.70	8.70	8.41
S&P 500 TR	21.45	17.64	16.28
S&P 500	19.89	15.91	14.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PNOV for more recent performance information.
Net Assets	$ 615,293,763
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 5,638,425
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$615,293,763
Number of Holdings	4
Net Advisory Fee	$5,638,425
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.82	99.2%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.06	5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $772.50 (Short)	-2.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.75 (Short)	-2.7%
[294]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PNOV
Innovator U.S. Equity Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - October
Class Name	Innovator U.S. Equity Power Buffer ETF™ - October
Trading Symbol	POCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=POCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=POCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - October	$84	0.79%
[295]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Power Buffer ETF - October NAV	12.16	10.80	8.76
S&P 500 TR	21.45	17.64	14.63
S&P 500	19.89	15.91	12.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=POCT for more recent performance information.
Net Assets	$ 1,091,620,497
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 6,628,466
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,091,620,497
Number of Holdings	4
Net Advisory Fee	$6,628,466
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.66	100.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18	5.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25 (Short)	-2.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $744.86 (Short)	-3.6%
[296]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=POCT
Innovator U.S. Equity Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - September
Class Name	Innovator U.S. Equity Power Buffer ETF™ - September
Trading Symbol	PSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - September	$84	0.79%
[297]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Power Buffer ETF - September NAV	12.80	10.70	9.58
S&P 500 TR	21.45	17.64	16.55
S&P 500	19.89	15.91	14.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PSEP for more recent performance information.
Net Assets	$ 939,371,059
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 6,390,362
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$939,371,059
Number of Holdings	4
Net Advisory Fee	$6,390,362
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.45	102.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.05	4.0%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.29 (Short)	-1.6%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $720.70 (Short)	-4.9%
[298]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PSEP
Innovator U.S. Equity Ultra Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - April
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - April
Trading Symbol	UAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - April	$82	0.79%
[299]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Ultra Buffer ETF - April NAV	7.32	5.73	4.36
S&P 500 TR	21.45	17.64	16.12
S&P 500	19.89	15.91	14.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UAPR for more recent performance information.
Net Assets	$ 155,230,099
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,229,426
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$155,230,099
Number of Holdings	4
Net Advisory Fee	$1,229,426
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.58	111.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42	0.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $363.60 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $627.97 (Short)	-12.5%
[300]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UAPR
Innovator U.S. Equity Ultra Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - August
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - August
Trading Symbol	UAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - August	$84	0.79%
[301]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - August NAV	13.55	8.06	7.74
S&P 500 TR	21.45	17.64	16.02
S&P 500	19.89	15.91	14.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UAUG for more recent performance information.
Net Assets	$ 238,501,792
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,526,154
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$238,501,792
Number of Holdings	4
Net Advisory Fee	$1,526,154
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.31	103.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $600.48	2.5%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $410.85 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $705.53 (Short)	-5.6%
[302]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UAUG
Innovator U.S. Equity Ultra Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - December
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - December
Trading Symbol	UDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - December for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - December	$83	0.79%
[303]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Ultra Buffer ETF - December NAV	10.55	7.47	6.78
S&P 500 TR	21.45	17.64	15.81
S&P 500	19.89	15.91	14.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UDEC for more recent performance information.
Net Assets	$ 266,647,304
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,179,455
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$266,647,304
Number of Holdings	4
Net Advisory Fee	$2,179,455
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.01	102.3%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $572.42	0.0%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $391.66 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.55 (Short)	-2.6%
[304]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UDEC
Innovator U.S. Equity Ultra Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - February
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - February
Trading Symbol	UFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - February for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - February	$83	0.79%
[305]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Ultra Buffer ETF - February NAV	10.65	7.71	6.97
S&P 500 TR	21.45	17.64	15.73
S&P 500	19.89	15.91	13.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UFEB for more recent performance information.
Net Assets	$ 169,747,762
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,351,029
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$169,747,762
Number of Holdings	4
Net Advisory Fee	$1,351,029
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.01	104.2%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $571.73	0.5%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $391.18 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.35 (Short)	-4.9%
[306]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UFEB
Innovator U.S. Equity Ultra Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - January
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - January
Trading Symbol	UJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - January	$83	0.79%
[307]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Ultra Buffer ETF - January NAV	11.24	8.42	8.02
S&P 500 TR	21.45	17.64	17.70
S&P 500	19.89	15.91	15.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UJAN for more recent performance information.
Net Assets	$ 202,890,469
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,653,698
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$202,890,469
Number of Holdings	4
Net Advisory Fee	$1,653,698
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.85	105.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78	0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $380.95 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $655.35 (Short)	-6.0%
[308]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJAN
Innovator U.S. Equity Ultra Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - July
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - July
Trading Symbol	UJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - July	$84	0.79%
[309]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Innovator U.S. Equity Ultra Buffer ETF - July NAV	13.57	8.48	6.93
S&P 500 TR	21.45	17.64	14.68
S&P 500	19.89	15.91	12.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UJUL for more recent performance information.
Net Assets	$ 215,782,269
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,263,176
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$215,782,269
Number of Holdings	4
Net Advisory Fee	$1,263,176
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.17	104.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96	2.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $401.60 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $688.96 (Short)	-6.5%
[310]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJUL
Innovator U.S. Equity Ultra Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - June
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - June
Trading Symbol	UJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - June	$84	0.79%
[311]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - June NAV	11.46	6.27	6.68
S&P 500 TR	21.45	17.64	17.06
S&P 500	19.89	15.91	15.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UJUN for more recent performance information.
Net Assets	$ 143,972,651
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 748,069
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$143,972,651
Number of Holdings	4
Net Advisory Fee	$748,069
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.88	108.3%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $559.92	1.3%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $383.10 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $658.82 (Short)	-9.6%
[312]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJUN
Innovator U.S. Equity Ultra Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - March
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - March
Trading Symbol	UMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - March for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - March	$84	0.79%
[313]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Ultra Buffer ETF - March NAV	12.82	7.87	7.56
S&P 500 TR	21.45	17.64	17.72
S&P 500	19.89	15.91	15.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UMAR for more recent performance information.
Net Assets	$ 180,886,735
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,091,791
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$180,886,735
Number of Holdings	4
Net Advisory Fee	$1,091,791
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.93	105.9%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $564.47	0.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $386.22 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $663.88 (Short)	-6.7%
[314]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UMAR
Innovator U.S. Equity Ultra Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - May
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - May
Trading Symbol	UMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - May for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - May	$83	0.79%
[315]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Ultra Buffer ETF - May NAV	9.41	6.22	6.40
S&P 500 TR	21.45	17.64	18.56
S&P 500	19.89	15.91	16.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UMAY for more recent performance information.
Net Assets	$ 58,604,016
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 433,350
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$58,604,016
Number of Holdings	4
Net Advisory Fee	$433,350
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.53	113.0%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $526.81	0.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $360.45 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $624.36 (Short)	-13.8%
[316]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UMAY
Innovator U.S. Equity Ultra Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - November
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - November
Trading Symbol	UNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - November	$83	0.79%
[317]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - November NAV	11.07	6.73	6.75
S&P 500 TR	21.45	17.64	16.28
S&P 500	19.89	15.91	14.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UNOV for more recent performance information.
Net Assets	$ 66,121,629
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 730,530
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$66,121,629
Number of Holdings	4
Net Advisory Fee	$730,530
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.81	99.0%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $647.96	4.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $443.34 (Short)	-0.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $763.91 (Short)	-2.9%
[318]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UNOV
Innovator U.S. Equity Ultra Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - October
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - October
Trading Symbol	UOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - October	$84	0.79%
[319]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Ultra Buffer ETF - October NAV	11.70	8.54	7.02
S&P 500 TR	21.45	17.64	14.63
S&P 500	19.89	15.91	12.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UOCT for more recent performance information.
Net Assets	$ 179,078,435
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,387,415
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$179,078,435
Number of Holdings	4
Net Advisory Fee	$1,387,415
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.65	100.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87	3.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $433.02 (Short)	-0.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $739.66 (Short)	-3.9%
[320]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UOCT
Innovator U.S. Equity Ultra Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - September
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - September
Trading Symbol	USEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=USEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=USEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - September	$84	0.79%
[321]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Ultra Buffer ETF - September NAV	12.78	8.57	7.86
S&P 500 TR	21.45	17.64	16.55
S&P 500	19.89	15.91	14.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=USEP for more recent performance information.
Net Assets	$ 228,970,490
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,238,769
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$228,970,490
Number of Holdings	4
Net Advisory Fee	$1,238,769
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.44	102.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $612.80	2.9%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $419.28 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $717.17 (Short)	-5.2%
[322]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=USEP
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Trading Symbol	RBUF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=RBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly	$83	0.79%
[323]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly NAV	10.79	11.19
Russell 2000 Total Return Index	14.41	16.83
Russell 2000	12.87	15.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=RBUF for more recent performance information.
Net Assets	$ 70,188,774
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 480,629
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$70,188,774
Number of Holdings	4
Net Advisory Fee	$480,629
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $0.60	100.2%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $241.96	2.7%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $217.76 (Short)	-0.7%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $254.01 (Short)	-2.3%
[324]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=RBUF
Innovator U.S. Small Cap Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - April
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - April
Trading Symbol	KAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - April	$82	0.79%
[325]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2020)
Innovator U.S. Small Cap Power Buffer ETF - April NAV	7.12	5.87	7.53
Russell 2000 Total Return Index	14.41	11.50	16.21
Russell 2000	12.87	10.01	14.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KAPR for more recent performance information.
Net Assets	$ 162,527,056
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,358,237
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$162,527,056
Number of Holdings	4
Net Advisory Fee	$1,358,237
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $1.99	109.2%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $199.49	1.1%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $169.57 (Short)	-0.4%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $235.20 (Short)	-10.1%
[326]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KAPR
Innovator U.S. Small Cap Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - August
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - August
Trading Symbol	KAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - August	$80	0.79%
[327]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2024)
Innovator U.S. Small Cap Power Buffer ETF - August NAV	6.04	4.52
Russell 2000 Total Return Index	14.41	9.36
Russell 2000	12.87	7.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KAUG for more recent performance information.
Net Assets	$ 130,780,287
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 874,555
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$130,780,287
Number of Holdings	4
Net Advisory Fee	$874,555
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $2.19	104.6%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $219.39	3.5%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $186.48 (Short)	-1.4%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $257.30 (Short)	-7.0%
[328]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KAUG
Innovator U.S. Small Cap Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - December
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - December
Trading Symbol	KDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - December for the period of November 29, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Power Buffer ETF™ - December	$73	0.79%
[329],[330]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/29/2024)
Innovator U.S. Small Cap Power Buffer ETF - December NAV	2.61
Russell 2000 Total Return Index	3.10
Russell 2000	1.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC for more recent performance information.
Net Assets	$ 74,892,689
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 407,401
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$74,892,689
Number of Holdings	4
Net Advisory Fee	$407,401
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $2.42	98.3%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $241.87	1.5%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $283.88 (Short)	0.0%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $205.59 (Short)	-0.1%
[331]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC
Innovator U.S. Small Cap Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - February
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - February
Trading Symbol	KFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - February for the period of January 31, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Power Buffer ETF™ - February	$61	0.79%
[332],[333]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/31/2025)
Innovator U.S. Small Cap Power Buffer ETF - February NAV	7.74
Russell 2000 Total Return Index	9.51
Russell 2000	8.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB for more recent performance information.
Net Assets	$ 42,020,985
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 158,429
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$42,020,985
Number of Holdings	4
Net Advisory Fee	$158,429
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $2.26	100.0%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $226.48	1.7%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $192.51 (Short)	-0.4%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $266.34 (Short)	-1.6%
[334]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB
Innovator U.S. Small Cap Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - January
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - January
Trading Symbol	KJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - January	$83	0.79%
[335]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Innovator U.S. Small Cap Power Buffer ETF - January NAV	11.27	9.37	7.61
Russell 2000 Total Return Index	14.41	11.50	8.46
Russell 2000	12.87	10.01	7.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KJAN for more recent performance information.
Net Assets	$ 283,671,688
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,479,503
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$283,671,688
Number of Holdings	4
Net Advisory Fee	$2,479,503
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $2.21	100.7%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $220.96	0.8%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $187.82 (Short)	-0.2%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $259.52 (Short)	-1.6%
[336]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJAN
Innovator U.S. Small Cap Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - July
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - July
Trading Symbol	KJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - July	$82	0.79%
[337]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2020)
Innovator U.S. Small Cap Power Buffer ETF - July NAV	8.23	5.54	5.89
Russell 2000 Total Return Index	14.41	11.50	12.17
Russell 2000	12.87	10.01	10.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KJUL for more recent performance information.
Net Assets	$ 158,939,852
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,169,400
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$158,939,852
Number of Holdings	4
Net Advisory Fee	$1,169,400
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $2.16	105.3%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $215.79	2.9%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $183.42 (Short)	-1.1%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $252.79 (Short)	-7.3%
[338]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJUL
Innovator U.S. Small Cap Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - June
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - June
Trading Symbol	KJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - June	$81	0.79%
[339]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2024)
Innovator U.S. Small Cap Power Buffer ETF - June NAV	4.16	6.17
Russell 2000 Total Return Index	14.41	15.09
Russell 2000	12.87	13.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KJUN for more recent performance information.
Net Assets	$ 19,978,863
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 140,411
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,978,863
Number of Holdings	4
Net Advisory Fee	$140,411
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $2.05	108.8%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $205.07	1.9%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $174.31 (Short)	-0.7%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $239.85 (Short)	-10.2%
[340]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJUN
Innovator U.S. Small Cap Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - March
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - March
Trading Symbol	KMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - March for the period of February 28, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Power Buffer ETF™ - March	$55	0.79%
[341],[342]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2025)
Innovator U.S. Small Cap Power Buffer ETF - March NAV	10.12
Russell 2000 Total Return Index	15.70
Russell 2000	14.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR for more recent performance information.
Net Assets	$ 11,958,898
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 62,878
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,958,898
Number of Holdings	4
Net Advisory Fee	$62,878
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $2.15	103.3%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $214.65	1.4%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $182.45 (Short)	-0.4%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $252.32 (Short)	-4.6%
[343]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR
Innovator U.S. Small Cap Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - May
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - May
Trading Symbol	KMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - May for the period of April 30, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Power Buffer ETF™ - May	$42	0.79%
[344],[345]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2025)
Innovator U.S. Small Cap Power Buffer ETF - May NAV	12.57
Russell 2000 Total Return Index	27.09
Russell 2000	26.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY for more recent performance information.
Net Assets	$ 20,201,043
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 139,033
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$20,201,043
Number of Holdings	4
Net Advisory Fee	$139,033
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $1.95	111.4%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $194.86	1.2%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $165.63 (Short)	-0.5%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $230.95 (Short)	-12.4%
[346]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY
Innovator U.S. Small Cap Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - November
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - November
Trading Symbol	KNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - November	$84	0.79%
[347]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2024)
Innovator U.S. Small Cap Power Buffer ETF - November NAV	12.36	12.36
Russell 2000 Total Return Index	14.41	14.41
Russell 2000	12.87	12.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KNOV for more recent performance information.
Net Assets	$ 18,304,420
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 146,762
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$18,304,420
Number of Holdings	4
Net Advisory Fee	$146,762
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $2.46	98.6%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $246.23	7.7%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $209.30 (Short)	-3.2%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $291.22 (Short)	-3.4%
[348]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KNOV
Innovator U.S. Small Cap Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - October
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - October
Trading Symbol	KOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - October	$83	0.79%
[349]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Innovator U.S. Small Cap Power Buffer ETF - October NAV	11.10	6.78	5.47
Russell 2000 Total Return Index	14.41	11.50	9.80
Russell 2000	12.87	10.01	8.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KOCT for more recent performance information.
Net Assets	$ 137,082,688
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 928,495
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$137,082,688
Number of Holdings	4
Net Advisory Fee	$928,495
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $2.42	99.6%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $241.96	6.7%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $205.67 (Short)	-2.7%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $283.53 (Short)	-3.8%
[350]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KOCT
Innovator U.S. Small Cap Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - September
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - September
Trading Symbol	KSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - September	$83	0.79%
[351]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2024)
Innovator U.S. Small Cap Power Buffer ETF - September NAV	9.47	8.02
Russell 2000 Total Return Index	14.41	11.47
Russell 2000	12.87	10.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KSEP for more recent performance information.
Net Assets	$ 29,793,356
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 138,858
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$29,793,356
Number of Holdings	4
Net Advisory Fee	$138,858
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $2.35	100.9%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $235.17	5.4%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $199.89 (Short)	-2.2%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $275.62 (Short)	-4.3%
[352]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KSEP
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
Class Name	Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
Trading Symbol	QBF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly for the period of February 5, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly	$59	0.79%
[353],[354]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investors with investment results that participate in a percentage of any positive price returns of bitcoin, while providing a maximum loss of 20%, before fees and expenses, of any bitcoin price return losses, over successive three-month periods.
Since its inception on February 5, 2025, QBF generated a total return of 3.72%. Over the same period, the price of spot Bitcoin returned 13.03%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/05/2025)
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly NAV	3.40
S&P 500 TR	13.93
S&P 500	12.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF for more recent performance information.
Net Assets	$ 20,970,146
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 71,731
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$20,970,146
Number of Holdings	3
Net Advisory Fee	$71,731
Portfolio Turnover	0%
30-Day SEC Yield	2.63%
30-Day SEC Yield Unsubsidized	2.63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	82.5%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 12/31/2025; Exercise Price: $216.42	19.2%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 12/31/2025; Exercise Price: $270.53 (Short)	-1.7%
[355]
Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF

[1]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[2]
*	Percentages are stated as a percent of net assets.

[3]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[4]
*	Percentages are stated as a percent of net assets.

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[7]
*	Percentages are stated as a percent of net assets.

[8]
**	Annualized

[9]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[10]
*	Percentages are stated as a percent of net assets.

[11]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[12]
*	Percentages are stated as a percent of net assets.

[13]
**	Annualized

[14]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[15]
*	Percentages are stated as a percent of net assets.

[16]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[17]
*	Percentages are stated as a percent of net assets.

[18]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[19]
*	Percentages are stated as a percent of net assets.

[20]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[21]
**	Since Inception return is 3.42% from the date the Fund began tracking the IBD® 50 Total Return Index, November 20, 2017.

[22]
*	Percentages are stated as a percent of net assets.

[23]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[24]
*	Percentages are stated as a percent of net assets.

[25]
**	Annualized

[26]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[27]
*	Percentages are stated as a percent of net assets.

[28]
**	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

[29]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[30]
*	Percentages are stated as a percent of net assets.

[31]
**	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

[32]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[33]
**	Since Inception return is cumulative and from the date the Fund began tracking the FTSE Laddered Power Buffer Strategy Price Return Index.

[34]
*	Percentages are stated as a percent of net assets.

[35]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[36]
*	Percentages are stated as a percent of net assets.

[37]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[38]
*	Percentages are stated as a percent of net assets.

[39]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[40]
*	Percentages are stated as a percent of net assets.

[41]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[42]
*	Percentages are stated as a percent of net assets.

[43]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[44]
*	Percentages are stated as a percent of net assets.

[45]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[46]
*	Percentages are stated as a percent of net assets.

[47]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[48]
*	Percentages are stated as a percent of net assets.

[49]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[50]
*	Percentages are stated as a percent of net assets.

[51]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[52]
*	Percentages are stated as a percent of net assets.

[53]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[54]
*	Percentages are stated as a percent of net assets.

[55]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[56]
*	Percentages are stated as a percent of net assets.

[57]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[58]
*	Percentages are stated as a percent of net assets.

[59]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[60]
*	Percentages are stated as a percent of net assets.

[61]
**	Annualized

[62]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[63]
*	Percentages are stated as a percent of net assets.

[64]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[65]
*	Percentages are stated as a percent of net assets.

[66]
**	Annualized

[67]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[68]
*	Percentages are stated as a percent of net assets.

[69]
**	Annualized

[70]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[71]
*	Percentages are stated as a percent of net assets.

[72]
**	Annualized

[73]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[74]
*	Percentages are stated as a percent of net assets.

[75]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[76]
*	Percentages are stated as a percent of net assets.

[77]
**	Annualized

[78]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[79]
*	Percentages are stated as a percent of net assets.

[80]
**	Annualized

[81]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[82]
*	Percentages are stated as a percent of net assets.

[83]
**	Annualized

[84]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[85]
*	Percentages are stated as a percent of net assets.

[86]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[87]
*	Percentages are stated as a percent of net assets.

[88]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[89]
*	Percentages are stated as a percent of net assets.

[90]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[91]
*	Percentages are stated as a percent of net assets.

[92]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[93]
*	Percentages are stated as a percent of net assets.

[94]
**	Annualized

[95]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[96]
*	Percentages are stated as a percent of net assets.

[97]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[98]
*	Percentages are stated as a percent of net assets.

[99]
**	Annualized

[100]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[101]
*	Percentages are stated as a percent of net assets.

[102]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[103]
*	Percentages are stated as a percent of net assets.

[104]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[105]
*	Percentages are stated as a percent of net assets.

[106]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[107]
*	Percentages are stated as a percent of net assets.

[108]
**	Annualized

[109]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[110]
*	Percentages are stated as a percent of net assets.

[111]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[112]
*	Percentages are stated as a percent of net assets.

[113]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[114]
*	Percentages are stated as a percent of net assets.

[115]
**	Annualized

[116]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[117]
*	Percentages are stated as a percent of net assets.

[118]
**	Annualized

[119]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[120]
*	Percentages are stated as a percent of net assets.

[121]
**	Annualized

[122]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[123]
*	Percentages are stated as a percent of net assets.

[124]
**	Annualized

[125]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[126]
*	Percentages are stated as a percent of net assets.

[127]
**	Annualized

[128]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[129]
*	Percentages are stated as a percent of net assets.

[130]
**	Annualized

[131]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[132]
*	Percentages are stated as a percent of net assets.

[133]
**	Annualized

[134]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[135]
*	Percentages are stated as a percent of net assets.

[136]
**	Annualized

[137]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[138]
*	Percentages are stated as a percent of net assets.

[139]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[140]
*	Percentages are stated as a percent of net assets.

[141]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[142]
*	Percentages are stated as a percent of net assets.

[143]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[144]
*	Percentages are stated as a percent of net assets.

[145]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[146]
*	Percentages are stated as a percent of net assets.

[147]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[148]
*	Percentages are stated as a percent of net assets.

[149]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[150]
*	Percentages are stated as a percent of net assets.

[151]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[152]
*	Percentages are stated as a percent of net assets.

[153]
**	Annualized

[154]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[155]
*	Percentages are stated as a percent of net assets.

[156]
**	Annualized

[157]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[158]
*	Percentages are stated as a percent of net assets.

[159]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[160]
*	Percentages are stated as a percent of net assets.

[161]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[162]
*	Percentages are stated as a percent of net assets.

[163]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[164]
*	Percentages are stated as a percent of net assets.

[165]
**	Annualized

[166]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[167]
*	Percentages are stated as a percent of net assets.

[168]
**	Annualized

[169]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[170]
*	Percentages are stated as a percent of net assets.

[171]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[172]
*	Percentages are stated as a percent of net assets.

[173]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[174]
*	Percentages are stated as a percent of net assets.

[175]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[176]
*	Percentages are stated as a percent of net assets.

[177]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[178]
*	Percentages are stated as a percent of net assets.

[179]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[180]
*	Percentages are stated as a percent of net assets.

[181]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[182]
*	Percentages are stated as a percent of net assets.

[183]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[184]
*	Percentages are stated as a percent of net assets.

[185]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[186]
*	Percentages are stated as a percent of net assets.

[187]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[188]
*	Percentages are stated as a percent of net assets.

[189]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[190]
*	Percentages are stated as a percent of net assets.

[191]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[192]
*	Percentages are stated as a percent of net assets.

[193]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[194]
*	Percentages are stated as a percent of net assets.

[195]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[196]
*	Percentages are stated as a percent of net assets.

[197]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[198]
*	Percentages are stated as a percent of net assets.

[199]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[200]
*	Percentages are stated as a percent of net assets.

[201]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[202]
*	Percentages are stated as a percent of net assets.

[203]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[204]
*	Percentages are stated as a percent of net assets.

[205]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[206]
*	Percentages are stated as a percent of net assets.

[207]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[208]
*	Percentages are stated as a percent of net assets.

[209]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[210]
*	Percentages are stated as a percent of net assets.

[211]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[212]
*	Percentages are stated as a percent of net assets.

[213]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[214]
*	Percentages are stated as a percent of net assets.

[215]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[216]
*	Percentages are stated as a percent of net assets.

[217]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[218]
*	Percentages are stated as a percent of net assets.

[219]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[220]
*	Percentages are stated as a percent of net assets.

[221]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[222]
*	Percentages are stated as a percent of net assets.

[223]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[224]
*	Percentages are stated as a percent of net assets.

[225]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[226]
*	Percentages are stated as a percent of net assets.

[227]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[228]
*	Percentages are stated as a percent of net assets.

[229]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[230]
*	Percentages are stated as a percent of net assets.

[231]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[232]
*	Percentages are stated as a percent of net assets.

[233]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[234]
*	Percentages are stated as a percent of net assets.

[235]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[236]
*	Percentages are stated as a percent of net assets.

[237]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[238]
*	Percentages are stated as a percent of net assets.

[239]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[240]
*	Percentages are stated as a percent of net assets.

[241]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[242]
*	Percentages are stated as a percent of net assets.

[243]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[244]
*	Percentages are stated as a percent of net assets.

[245]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[246]
*	Percentages are stated as a percent of net assets.

[247]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[248]
*	Percentages are stated as a percent of net assets.

[249]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[250]
*	Percentages are stated as a percent of net assets.

[251]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[252]
*	Percentages are stated as a percent of net assets.

[253]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[254]
*	Percentages are stated as a percent of net assets.

[255]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[256]
*	Percentages are stated as a percent of net assets.

[257]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[258]
*	Percentages are stated as a percent of net assets.

[259]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[260]
*	Percentages are stated as a percent of net assets.

[261]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[262]
*	Percentages are stated as a percent of net assets.

[263]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[264]
*	Percentages are stated as a percent of net assets.

[265]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[266]
*	Percentages are stated as a percent of net assets.

[267]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[268]
*	Percentages are stated as a percent of net assets.

[269]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[270]
*	Percentages are stated as a percent of net assets.

[271]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[272]
*	Percentages are stated as a percent of net assets.

[273]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[274]
*	Percentages are stated as a percent of net assets.

[275]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[276]
*	Percentages are stated as a percent of net assets.

[277]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[278]
*	Percentages are stated as a percent of net assets.

[279]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[280]
*	Percentages are stated as a percent of net assets.

[281]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[282]
*	Percentages are stated as a percent of net assets.

[283]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[284]
*	Percentages are stated as a percent of net assets.

[285]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[286]
*	Percentages are stated as a percent of net assets.

[287]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[288]
*	Percentages are stated as a percent of net assets.

[289]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[290]
*	Percentages are stated as a percent of net assets.

[291]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[292]
*	Percentages are stated as a percent of net assets.

[293]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[294]
*	Percentages are stated as a percent of net assets.

[295]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[296]
*	Percentages are stated as a percent of net assets.

[297]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[298]
*	Percentages are stated as a percent of net assets.

[299]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[300]
*	Percentages are stated as a percent of net assets.

[301]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[302]
*	Percentages are stated as a percent of net assets.

[303]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[304]
*	Percentages are stated as a percent of net assets.

[305]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[306]
*	Percentages are stated as a percent of net assets.

[307]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[308]
*	Percentages are stated as a percent of net assets.

[309]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[310]
*	Percentages are stated as a percent of net assets.

[311]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[312]
*	Percentages are stated as a percent of net assets.

[313]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[314]
*	Percentages are stated as a percent of net assets.

[315]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[316]
*	Percentages are stated as a percent of net assets.

[317]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[318]
*	Percentages are stated as a percent of net assets.

[319]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[320]
*	Percentages are stated as a percent of net assets.

[321]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[322]
*	Percentages are stated as a percent of net assets.

[323]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[324]
*	Percentages are stated as a percent of net assets.

[325]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[326]
*	Percentages are stated as a percent of net assets.

[327]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[328]
*	Percentages are stated as a percent of net assets.

[329]
**	Annualized

[330]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[331]
*	Percentages are stated as a percent of net assets.

[332]
**	Annualized

[333]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[334]
*	Percentages are stated as a percent of net assets.

[335]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[336]
*	Percentages are stated as a percent of net assets.

[337]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[338]
*	Percentages are stated as a percent of net assets.

[339]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[340]
*	Percentages are stated as a percent of net assets.

[341]
**	Annualized

[342]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[343]
*	Percentages are stated as a percent of net assets.

[344]
**	Annualized

[345]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[346]
*	Percentages are stated as a percent of net assets.

[347]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[348]
*	Percentages are stated as a percent of net assets.

[349]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[350]
*	Percentages are stated as a percent of net assets.

[351]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[352]
*	Percentages are stated as a percent of net assets.

[353]
**	Annualized

[354]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[355]
*	Percentages are stated as a percent of net assets.